UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4 /30 /2014

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International

Stock Index Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
36	Statement of Financial Futures
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements
56	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The mild gains produced by most broad measures of international equity performance over the reporting period masked what we believe to be a major change in market leadership. Over the reporting period’s first half, relatively speculative, growth-oriented companies gained value in response to reports of accelerating economic growth in the United States and Europe. However, more disappointing economic data, several geopolitical crises, and persistent weakness in the world’s emerging markets weighed on investor sentiment over the reporting period’s second half, causing growth-oriented stocks to fall out of favor. Instead, investors preferred the stocks of value-oriented companies that tend to fare relatively well under a variety of economic climates.

We believe that the global economic recovery is likely to persist, led by the more developed markets. However, we may see stark differences in the investment prospects of individual countries, industry groups, and companies depending on their underlying fundamentals. In our judgment, extensive and professional research may be the best way to identify the likely winners and losers. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus International Stock Index Fund produced a total return of 4.34%.1 This compares with a 4.44% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

Improving economic conditions in the world’s more developed markets helped support moderate gains in international stock markets for the reporting period overall. The difference in returns between the fund and the MSCI EAFE® Index was primarily the result of transaction costs and operating expenses that are not reflected in the MSCI EAFE® Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE® Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada. To pursue its goal, the fund is generally fully invested in stocks included in the MSCI EAFE® Index. The fund’s investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the MSCI EAFE® Index does.

The fund employed futures contracts and currency forward contracts during the reporting period in its efforts to replicate the returns of the MSCI EAFE® Index.

Recovering European Economy Fueled Markets’ Gains

Investors in the world’s more developed markets generally responded positively to improving global economic conditions over the reporting period.After several years of economic weakness in Europe, investors have warmed to the equity markets’ opportunities as growth picked up in core countries, such as Germany, France, and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Switzerland. Moreover, long-awaited signs of recovery emerged in some of Europe’s peripheral economies, including Spain and Italy. In the United Kingdom, investor sentiment improved and stocks rallied when employment trends strengthened and economic growth proved more robust than expected. Meanwhile, the gradual U.S. economic recovery continued as employment data improved despite the dampening effects of harsh winter weather.

However, the Japanese stock market pulled back during the reporting period as it digested earlier gains stemming from aggressively stimulative monetary and fiscal policies. Investors in Japan also responded cautiously to the potentially dampening effects of an increase in the nation’s value added tax. With some exceptions, the world’s emerging markets generally struggled due to sluggish growth trends, rising geopolitical tensions, and weakening currency values.

Market Leadership Shifted to More Defensive Stocks

In this environment, the MSCI EAFE® Index advanced moderately over the reporting period despite experiencing a sharp sell-off in January 2014.The rally was paced by U.K. and European stocks, while markets in the Pacific Rim generally declined. Smaller and lower quality stocks outperformed market averages in the first three months of the reporting period but lagged over the final three months when market leadership shifted from smaller, economically sensitive growth stocks toward large, high-quality, globally dominant companies with consistent earnings under a variety of economic conditions. From a market sector perspective, the consumer discretionary sector trailed during the reporting period after leading the market higher for much of 2013, while the health care, energy, and financials sectors were among the reporting period’s top performers.

In the health care sector, investors throughout the world responded positively when a number of large pharmaceutical developers repositioned themselves strategically through the sales and purchases of various business units. New product launches and robust research-and-development activity also helped drive earnings of drug companies higher, while greater immunization activity in the emerging markets is expected to support future sales.

4

The energy sector also fared well despite range-bound oil prices as many companies reduced their capital expenditures in order to boost earnings. Among financial companies, banks in several markets experienced a solid increase in fee revenues while controlling costs effectively, and U.K. financial institutions benefited from wider profit margins in a more robust housing market recovery.

Although disappointments proved relatively mild over the reporting period, the industrials sector was undermined to a degree by weakness among Japanese automakers that encountered weaker sales domestically, in the United States, and in China. In addition, some Japanese carmakers suffered through production disruptions inThailand due to local political unrest.

Replicating the Performance of the MSCI EAFE Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that economic growth in developed markets and some emerging markets showed signs by the end of the reporting period of renewed strength. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Expenses paid per $1,000†	$3.04
Ending value (after expenses)	$1,043.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—97.1%	Shares		Value ($)
Australia—7.8%
AGL Energy	22,251		325,983
ALS	15,390		107,229
Alumina	112,290	[a]	140,828
Amcor	48,684		465,389
AMP	118,818		557,427
APA Group	35,806		221,536
Asciano	38,402		193,004
ASX	7,859		259,477
Aurizon Holdings	81,648		392,907
Australia & New Zealand Banking Group	112,867		3,614,286
Bank of Queensland	14,039		159,897
Bendigo and Adelaide Bank	17,917		191,582
BHP Billiton	132,019		4,629,857
Boral	34,041		179,940
Brambles	62,869		550,760
Caltex Australia	5,098		105,471
CFS Retail Property Trust Group	87,781		163,912
Coca-Cola Amatil	22,927		197,017
Cochlear	2,549		138,979
Commonwealth Bank of Australia	66,254		4,856,275
Computershare	20,349		233,466
Crown	16,028		238,835
CSL	20,134		1,279,944
Dexus Property Group	238,060		251,013
Echo Entertainment Group	30,084		78,813
Federation Centres	64,376		148,915
Flight Centre Travel Group	2,140		106,858
Fortescue Metals Group	62,569		293,538
Goodman Group	68,804		318,315
GPT Group	71,651		260,929
Harvey Norman Holdings	21,349		65,053
Iluka Resources	16,289		134,527
Incitec Pivot	64,208		171,789
Insurance Australia Group	96,381		513,946
James Hardie Industries-CDI	18,114		230,878
Leighton Holdings	7,421		131,539

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Lend Lease Group	22,150		266,476
Macquarie Group	11,662		625,119
Metcash	34,689		89,588
Mirvac Group	148,466		241,368
National Australia Bank	96,677		3,170,385
Newcrest Mining	32,706		317,814
Orica	14,736	[a]	299,394
Origin Energy	44,358		614,006
Qantas Airways	41,721	[a]	47,286
QBE Insurance Group	51,232		551,143
Ramsay Health Care	5,278		219,714
REA Group	2,402		104,365
Rio Tinto	17,659		1,012,198
Santos	39,029		498,545
Seek	13,527		210,113
Sonic Healthcare	16,149		265,542
SP AusNet	72,030		93,682
Stockland	92,696		334,985
Suncorp Group	52,007		629,053
Sydney Airport	41,632		163,213
Tabcorp Holdings	33,277		115,001
Tatts Group	60,376		169,389
Telstra	176,310		854,991
Toll Holdings	28,622		140,660
Transurban Group	56,635	[b]	382,502
Treasury Wine Estates	25,721		91,039
Wesfarmers	47,168		1,871,506
Westfield Group	84,391		858,469
Westfield Retail Trust	122,810		363,947
Westpac Banking	127,835		4,170,792
Woodside Petroleum	26,702		1,012,088
Woolworths	51,773		1,794,978
WorleyParsons	8,268		129,117
			43,618,582

8

Common Stocks (continued)	Shares		Value ($)
Austria—.3%
Andritz	3,077		190,968
BUWOG	1,876	[a]	34,446
Erste Group Bank	10,365		347,849
IMMOFINANZ	37,529	[a]	139,120
OMV	6,042		282,611
Raiffeisen Bank International	4,550		143,608
Telekom Austria	9,805		97,261
Vienna Insurance Group	1,670		89,026
Voestalpine	4,474		204,210
			1,529,099
Belgium—1.2%
Ageas	9,297		399,650
Anheuser-Busch InBev	33,057		3,597,379
Belgacom	6,323		193,515
Colruyt	3,021		170,749
Delhaize Group	4,075		302,685
Groupe Bruxelles Lambert	3,234		326,944
Groupe Bruxelles Lambert (STRIP)	236	[a,b]	0
KBC Groep	10,433		635,562
Solvay	2,385		386,140
Telenet Group Holding	2,008		117,686
UCB	4,414		361,852
Umicore	4,888		239,551
			6,731,713
China—.0%
Yangzijiang Shipbuilding Holdings	91,000		79,844
Denmark—1.3%
AP Moller—Maersk, Cl. A	110		249,442
AP Moller—Maersk, Cl. B	270		643,383
Carlsberg, Cl. B	4,310		430,599
Coloplast, Cl. B	4,688		393,339
Danske Bank	26,485		748,275
DSV	7,535		251,400
Novo Nordisk, Cl. B	81,898		3,694,544

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Denmark (continued)
Novozymes, Cl. B	9,088		435,312
TDC	34,484		323,688
Tryg	1,152		109,419
William Demant Holding	1,152	[a]	103,145
			7,382,546
Finland—.9%
Elisa	6,146		183,578
Fortum	17,886		403,725
Kone, Cl. B	12,582		537,982
Metso	5,095		204,139
Neste Oil	5,014		102,951
Nokia	151,833	[a]	1,136,430
Nokian Renkaat	4,503		178,796
Orion, Cl. B	4,426		134,905
Sampo, Cl. A	18,538		920,470
Stora Enso, Cl. R	21,950		223,672
UPM-Kymmene	21,691		379,171
Wartsila	7,129		397,001
			4,802,820
France—10.0%
Accor	6,674		326,293
Aeroports de Paris	1,169		145,363
Air Liquide	12,872		1,841,153
Airbus Group	24,220		1,662,941
Alcatel-Lucent	117,037	[a]	467,953
Alstom	9,218		377,519
Arkema	2,516		280,537
Atos	2,739		236,471
AXA	74,016		1,927,928
BNP Paribas	40,963		3,075,066
Bouygues	7,680		345,376
Bureau Veritas	8,844		269,933
Cap Gemini	6,021		425,262
Carrefour	25,512		992,094
Casino Guichard Perrachon	2,256		287,164
CGG	6,154	[a]	106,380

10

Common Stocks (continued)	Shares		Value ($)
France (continued)
Christian Dior	2,196		451,356
Cie de St-Gobain	17,232		1,052,376
Cie Generale des Etablissements Michelin	7,762		947,636
CNP Assurances	6,982		160,892
Credit Agricole	40,304	[a]	634,922
Danone	23,443		1,728,954
Dassault Systemes	2,515		309,246
Edenred	8,329		280,907
Electricite de France	9,659		370,454
Essilor International	8,259		883,305
Eurazeo	1,386		116,756
Eutelsat Communications	5,692		195,287
Fonciere Des Regions	1,253		127,195
GDF Suez	54,820		1,382,288
Gecina	1,000		134,642
Groupe Eurotunnel	21,961		294,591
ICADE	1,405		143,268
Iliad	1,107		298,712
Imerys	1,513		132,807
JCDecaux	2,555		104,745
Kering	3,060		676,698
Klepierre	3,966		181,821
L’Oreal	9,982		1,717,214
Lafarge	7,536		688,465
Lagardere	4,339		181,644
Legrand	10,700		690,275
LVMH Moet Hennessy Louis Vuitton	10,469		2,058,797
Natixis	36,958		262,367
Orange	75,118		1,216,707
Pernod-Ricard	8,600		1,032,167
Publicis Groupe	7,553		643,388
Remy Cointreau	966		84,954
Renault	7,769		756,098
Rexel	10,283		259,643
Safran	10,997		739,109
Sanofi	49,105		5,315,167

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Schneider Electric	22,640		2,121,715
SCOR	6,401		233,599
Societe BIC	1,136		150,637
Societe Generale	29,645		1,842,531
Sodexo	3,971		428,061
Suez Environnement	11,173		219,337
Technip	4,100		461,307
Thales	3,664		233,067
Total	87,883		6,276,660
Unibail-Rodamco	4,030		1,087,172
Valeo	3,172		434,522
Vallourec	4,360		257,711
Veolia Environnement	15,170		282,859
Vinci	19,874		1,498,270
Vivendi	49,811		1,336,494
Wendel	1,280		192,764
Zodiac Aerospace	7,215		239,783
			56,318,775
Germany—8.5%
Adidas	8,476		904,632
Allianz	18,784		3,253,583
Axel Springer	1,517		92,603
BASF	37,763		4,370,931
Bayer	33,992		4,715,871
Bayerische Motoren Werke	13,662		1,709,266
Beiersdorf	4,059		406,914
Brenntag	2,070		374,340
Celesio	2,801		97,110
Commerzbank	39,065	[a]	693,989
Continental	4,555		1,067,025
Daimler	39,594		3,665,521
Deutsche Bank	42,045		1,852,593
Deutsche Boerse	7,795		570,891
Deutsche Lufthansa	9,327		233,951
Deutsche Post	37,463		1,410,320
Deutsche Telekom	119,324		2,000,597

12

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Deutsche Wohnen-BR	12,104		259,359
E.ON	74,406		1,422,984
Fraport Frankfurt Airport Services Worldwide	1,609		118,733
Fresenius & Co.	5,049		767,367
Fresenius Medical Care & Co.	8,694		597,652
GEA Group	7,622		340,970
Hannover Rueck	2,427		225,966
HeidelbergCement	5,666		491,452
Henkel & Co.	5,241		537,915
Hochtief	1,402		130,300
Hugo Boss	1,386		192,286
Infineon Technologies	43,525		505,960
K+S	7,058		246,805
Kabel Deutschland Holding	981		132,860
LANXESS	3,554		270,199
Linde	7,667		1,589,669
MAN	1,399		179,281
Merck	2,604		439,118
Metro	5,401		215,800
Muenchener Rueckversicherungs	7,404		1,709,761
OSRAM Licht	3,329	[a]	174,255
ProSiebenSat.1 Media	9,209		402,638
RWE	19,796		754,846
SAP	37,918		3,053,220
Siemens	32,595		4,295,956
Sky Deutschland	19,167	[a]	164,015
Suedzucker	3,784		80,636
Telefonica Deutschland Holding	11,353		94,299
ThyssenKrupp	18,381	[a]	523,277
United Internet	4,460		191,443
Volkswagen	1,184		316,204
			47,845,363
Hong Kong—2.6%
AIA Group	496,200		2,406,454
ASM Pacific Technology	10,800		120,078
Bank of East Asia	49,750		205,020

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
BOC Hong Kong Holdings	149,500		437,724
Cathay Pacific Airways	52,000		98,192
Cheung Kong Holdings	58,000		987,495
Cheung Kong Infrastructure Holdings	27,000		176,217
CLP Holdings	71,288		570,087
First Pacific	92,250		102,210
Galaxy Entertainment Group	85,000	[a]	667,133
Hang Lung Properties	90,000		267,576
Hang Seng Bank	30,900		503,379
Henderson Land Development	42,038		250,505
HKT Trust	87,000		91,007
Hong Kong & China Gas	231,661		534,261
Hong Kong Exchanges & Clearing	44,300		798,239
Hopewell Holdings	26,000		89,540
Hutchison Whampoa	86,800		1,186,748
Hysan Development	28,000		119,722
Kerry Properties	29,500		96,837
Li & Fung	235,200		341,593
Link REIT	92,500		459,938
MGM China Holdings	40,000		139,302
MTR	58,000		218,820
New World Development	217,048		223,964
Noble Group	161,963		166,007
NWS Holdings	60,000		102,774
PCCW	167,000		89,176
Power Assets Holdings	56,000		483,945
Shangri-La Asia	65,000		107,146
Sino Land	127,730		191,110
SJM Holdings	78,530		217,775
Sun Hung Kai Properties	64,699		814,897
Swire Pacific, Cl. A	27,500		317,460
Swire Properties	46,400		139,446
Wharf Holdings	61,311		429,014
Wheelock & Co.	37,000		152,239
Yue Yuen Industrial Holdings	32,300		99,779
			14,402,809

14

Common Stocks (continued)	Shares		Value ($)
Ireland—.3%
Bank of Ireland	857,556	[a]	336,693
CRH	30,449		883,308
Irish Bank Resolution	35,225	[a,b]	0
Kerry Group, Cl. A	6,268		491,318
Ryanair Holdings	4,000	[a]	37,958
			1,749,277
Israel—.5%
Bank Hapoalim	42,826		241,697
Bank Leumi Le-Israel	49,865	[a]	194,964
Bezeq The Israeli Telecommunication	76,662		138,902
Delek Group	202		81,781
Israel	117	[a]	65,964
Israel Chemicals	18,647		165,212
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222		83,140
NICE Systems	2,452		106,427
Teva Pharmaceutical Industries	35,139		1,751,619
			2,829,708
Italy—2.6%
Assicurazioni Generali	47,318		1,104,831
Atlantia	14,661		381,373
Banca Monte dei Paschi di Siena	281,163	[a]	93,578
Banco Popolare	14,582	[a]	300,218
CNH Industrial	39,669		462,291
Enel	271,888		1,536,725
Enel Green Power	70,150		200,484
Eni	104,756		2,719,180
EXOR	3,898		177,811
Fiat	35,936	[a]	432,748
Finmeccanica	15,364	[a]	141,853
Intesa Sanpaolo	479,959		1,638,040
Luxottica Group	6,699		383,557
Mediobanca	20,510	[a]	227,067
Pirelli & C	9,607		161,005
Prysmian	8,493		220,809
Saipem	10,910		292,124

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Snam	81,733		491,214
STMicroelectronics	26,028		249,014
Telecom Italia	404,803		518,640
Telecom Italia-RSP	235,972		234,237
Tenaris	19,026		426,026
Terna Rete Elettrica Nazionale	61,801		334,384
UniCredit	179,252		1,601,530
Unione di Banche Italiane	33,961		323,214
UnipolSai Assicurazioni	36,547	[a]	134,161
			14,786,114
Japan—18.5%
ABC-Mart	1,000		44,848
Acom	15,500	[a]	52,761
Advantest	6,400		70,489
Aeon	26,800		309,589
AEON Financial Service	4,160		104,615
AEON Mall	4,480		106,659
Air Water	7,000		98,254
Aisin Seiki	7,700		271,893
Ajinomoto	23,800		349,661
Alfresa Holdings	1,900		118,198
Amada	14,000		101,198
ANA Holdings	53,000		115,606
Aozora Bank	46,959		139,635
Asahi Glass	40,800		231,068
Asahi Group Holdings	15,600		429,998
Asahi Kasei	50,900		346,021
Asics	7,000		136,186
Astellas Pharma	87,895		977,519
Bank of Kyoto	14,000		113,934
Bank of Yokohama	50,000		250,893
Benesse Holdings	3,200		121,602
Bridgestone	26,300		941,537
Brother Industries	9,100		127,018
CALBEE	2,700		66,130
Canon	46,850		1,473,299

16

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Casio Computer	9,300		106,067
Central Japan Railway	5,800		711,420
Chiba Bank	30,000		190,444
Chiyoda	6,000		80,344
Chubu Electric Power	25,900	[a]	294,632
Chugai Pharmaceutical	8,928		225,045
Chugoku Bank	6,000		79,464
Chugoku Electric Power	11,800		154,317
Citizen Holdings	12,400		90,967
Coca-Cola West	2,700		46,956
Credit Saison	6,200		131,841
Dai Nippon Printing	22,800		205,620
Dai-ichi Life Insurance	35,200		486,847
Daicel	11,000		91,886
Daido Steel	12,200		59,547
Daihatsu Motor	8,000		132,323
Daiichi Sankyo	27,183		455,465
Daikin Industries	9,500		548,340
Dainippon Sumitomo Pharma	6,900		104,679
Daito Trust Construction	3,000		304,886
Daiwa House Industry	25,400		428,075
Daiwa Securities Group	67,000		501,345
DeNA	4,300		72,343
Denso	19,700		896,409
Dentsu	8,600		353,304
Don Quijote Holdings	2,100		110,510
East Japan Railway	13,600		991,449
Eisai	10,200		393,394
Electric Power Development	4,480		118,929
FamilyMart	2,617		108,663
FANUC	7,929		1,427,042
Fast Retailing	2,158		670,608
Fuji Electric	21,000		95,104
Fuji Heavy Industries	23,700		622,434
FUJIFILM Holdings	18,700		482,887
Fujitsu	74,800		438,989

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Fukuoka Financial Group	33,000		134,602
Gree	4,300		41,892
GungHo Online Entertainment	14,000		79,836
Gunma Bank	14,000		74,358
Hachijuni Bank	16,000		87,328
Hakuhodo DY Holdings	8,400		65,156
Hamamatsu Photonics	3,200		143,982
Hankyu Hanshin Holdings	48,000		262,924
Hino Motors	10,000		131,657
Hirose Electric	1,300		183,235
Hiroshima Bank	19,000		78,055
Hisamitsu Pharmaceutical	2,400		100,474
Hitachi	199,900		1,421,502
Hitachi Chemical	4,000		58,806
Hitachi Construction Machinery	5,000		92,776
Hitachi High-Technologies	2,700		61,693
Hitachi Metals	8,000		108,456
Hokkaido Electric Power	8,200	[a]	50,130
Hokuhoku Financial Group	51,000		98,274
Hokuriku Electric Power	7,700		95,502
Honda Motor	67,159		2,220,349
Hoya	17,500		515,919
Hulic	10,800		129,830
Ibiden	4,200		75,632
Idemitsu Kosan	3,600		79,405
IHI	53,000		210,994
Iida Group Holdings	5,800		86,233
INPEX	36,400		529,791
Isetan Mitsukoshi Holdings	15,020		186,584
Isuzu Motors	49,000		284,218
ITOCHU	60,900		681,465
Itochu Techno-Solutions	900		37,458
Iyo Bank	11,000		98,880
J Front Retailing	19,800		125,499
Japan Airlines	2,600		134,533
Japan Exchange Group	10,000		197,388

18

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Japan Petroleum Exploration	1,400		52,037
Japan Prime Realty Investment	31		109,009
Japan Real Estate Investment	48		254,003
Japan Retail Fund Investment	94		188,855
Japan Steel Works	13,000		54,805
Japan Tobacco	45,500		1,493,598
JFE Holdings	19,860		367,148
JGC	9,000		291,387
Joyo Bank	26,462		128,641
JSR	7,700		126,155
JTEKT	8,000		116,594
JX Holdings	90,576		469,558
Kajima	32,800		124,803
Kakaku.com	6,700		95,354
Kamigumi	9,400		89,554
Kaneka	12,000		70,426
Kansai Electric Power	29,899	[a]	250,340
Kansai Paint	10,000		139,972
Kao	21,300		801,498
Kawasaki Heavy Industries	58,000		215,014
KDDI	21,800		1,160,421
Keikyu	20,000		165,892
Keio	25,000		176,799
Keisei Electric Railway	11,000		95,652
Keyence	1,885		726,177
Kikkoman	6,000		121,661
Kinden	6,000		55,167
Kintetsu	71,354		250,561
Kirin Holdings	35,000		484,423
Kobe Steel	133,000		174,324
Koito Manufacturing	4,000		87,172
Komatsu	37,800		832,646
Konami	4,400		100,279
Konica Minolta	19,500		181,009
Kubota	43,000		552,668
Kuraray	14,000		157,069

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kurita Water Industries	4,800	100,944
Kyocera	13,100	615,950
Kyowa Hakko Kirin	8,705	99,111
Kyushu Electric Power	18,000	181,523
Lawson	2,600	180,564
LIXIL Group	10,624	280,889
M3	5,200	71,310
Mabuchi Motor	1,000	68,372
Makita	4,600	243,870
Marubeni	67,000	446,951
Marui Group	8,300	73,635
Maruichi Steel Tube	2,000	50,687
Mazda Motor	109,000	487,240
McDonald’s Holdings Japan	3,000	83,015
Medipal Holdings	5,800	81,467
MEIJI Holdings	2,521	154,611
Miraca Holdings	2,100	90,996
Mitsubishi	56,998	1,019,146
Mitsubishi Chemical Holdings	54,380	217,552
Mitsubishi Electric	78,000	887,309
Mitsubishi Estate	52,000	1,176,975
Mitsubishi Gas Chemical	16,000	92,336
Mitsubishi Heavy Industries	122,700	645,695
Mitsubishi Logistics	6,000	86,037
Mitsubishi Materials	45,000	130,288
Mitsubishi Motors	25,400	274,783
Mitsubishi Tanabe Pharma	9,200	125,984
Mitsubishi UFJ Financial Group	524,690	2,781,650
Mitsubishi UFJ Lease & Finance	25,500	125,461
Mitsui & Co.	70,400	997,795
Mitsui Chemicals	38,000	92,551
Mitsui Fudosan	34,286	1,013,136
Mitsui OSK Lines	43,000	143,424
Mizuho Financial Group	948,200	1,854,942
MS&AD Insurance Group Holdings	20,457	458,224
Murata Manufacturing	8,200	681,763

20

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nabtesco	4,500	96,792
Namco Bandai Holdings	7,750	167,076
NEC	103,800	291,393
NEXON	4,600	35,905
NGK Insulators	11,000	207,551
NGK Spark Plug	6,926	158,593
NHK Spring	7,000	63,129
Nidec	8,500	483,553
Nikon	14,160	222,023
Nintendo	4,325	454,350
Nippon Building Fund	56	310,031
Nippon Electric Glass	17,085	83,390
Nippon Express	32,000	151,181
Nippon Meat Packers	7,000	121,260
Nippon Paint	8,000	123,637
Nippon Prologis REIT	55	116,310
Nippon Steel & Sumitomo Metal	307,615	806,385
Nippon Telegraph & Telephone	15,600	863,810
Nippon Yusen	69,800	189,119
Nishi-Nippon City Bank	26,000	59,001
Nissan Motor	100,700	863,832
Nisshin Seifun Group	8,580	99,786
Nissin Foods Holdings	2,600	124,361
Nitori Holdings	2,800	128,312
Nitto Denko	6,600	284,697
NKSJ Holdings	13,370	333,351
NOK	3,400	55,605
Nomura Holdings	147,200	846,614
Nomura Real Estate Holdings	4,800	89,488
Nomura Research Institute	3,900	112,726
NSK	20,000	210,300
NTT Data	5,500	212,770
NTT DoCoMo	61,900	982,069
NTT Urban Development	5,500	48,310
Obayashi	25,000	161,148
Odakyu Electric Railway	25,000	219,348

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Oji Holdings	35,000		146,867
Olympus	10,000	[a]	305,179
Omron	8,400		296,611
Ono Pharmaceutical	3,400		269,047
ORACLE JAPAN	1,400		64,430
Oriental Land	2,100		314,379
ORIX	54,000		780,144
Osaka Gas	75,000		282,438
OTSUKA	700		82,780
Otsuka Holdings	14,600		420,285
Panasonic	89,395		978,461
Park24	3,800		69,358
Rakuten	29,300		378,878
Resona Holdings	92,800		473,826
Ricoh	28,000		321,808
Rinnai	1,500		124,713
Rohm	3,800		181,200
Sankyo	2,200		87,905
Sanrio	2,100		66,450
Santen Pharmaceutical	3,300		147,190
SBI Holdings	7,830		89,225
Secom	8,500		489,123
Sega Sammy Holdings	7,484		150,507
Seiko Epson	5,700		155,330
Sekisui Chemical	17,000		172,436
Sekisui House	23,000		276,040
Seven & I Holdings	30,560		1,204,943
Seven Bank	26,000		98,420
Sharp	59,000	[a]	147,738
Shikoku Electric Power	6,900	[a]	80,720
Shimadzu	9,000		76,852
Shimamura	1,000		93,119
Shimano	3,300		329,241
Shimizu	23,000		130,259
Shin-Etsu Chemical	16,600		973,901
Shinsei Bank	67,000		130,415

22

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Shionogi & Co.	12,000	210,104
Shiseido	14,400	256,914
Shizuoka Bank	23,400	223,391
Showa Denko	57,000	75,825
Showa Shell Sekiyu	8,500	86,218
SMC	2,100	498,631
SoftBank	39,500	2,932,508
Sojitz	54,600	85,984
Sony	43,180	756,870
Sony Financial Holdings	7,000	112,153
Stanley Electric	5,500	121,583
Sumco	4,900	37,576
Sumitomo	45,500	590,585
Sumitomo Chemical	60,000	224,776
Sumitomo Electric Industries	30,400	419,567
Sumitomo Heavy Industries	25,000	106,128
Sumitomo Metal Mining	21,000	316,535
Sumitomo Mitsui Financial Group	52,400	2,067,092
Sumitomo Mitsui Trust Holdings	134,640	554,443
Sumitomo Realty & Development	15,000	581,014
Sumitomo Rubber Industries	7,600	105,486
Suntory Beverage & Food	6,000	209,224
Suruga Bank	8,000	137,096
Suzuken	2,920	105,107
Suzuki Motor	14,700	378,877
Sysmex	6,300	199,350
T&D Holdings	23,800	283,780
Taiheiyo Cement	47,000	164,582
Taisei	39,000	180,437
Taisho Pharmaceutical Holdings	1,500	110,481
Taiyo Nippon Sanso	9,000	71,658
Takashimaya	12,000	113,621
Takeda Pharmaceutical	32,600	1,462,990
TDK	4,900	208,970
Teijin	40,000	98,205
Terumo	12,200	242,126

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
THK	4,400		93,091
Tobu Railway	41,000		200,518
Toho	4,300		82,816
Toho Gas	18,000		88,209
Tohoku Electric Power	19,700		187,298
Tokio Marine Holdings	28,000		824,649
Tokyo Electric Power	58,072	[a]	219,257
Tokyo Electron	6,900		391,654
Tokyo Gas	99,000		518,071
Tokyo Tatemono	17,000		135,355
Tokyu	45,820		288,182
Tokyu Fudosan Holdings	20,900		151,688
TonenGeneral Sekiyu	13,000		122,707
Toppan Printing	22,000		151,279
Toray Industries	59,000		384,927
Toshiba	163,000		637,746
TOTO	12,000		169,609
Toyo Seikan Group Holdings	7,100		105,491
Toyo Suisan Kaisha	4,000		127,941
Toyoda Gosei	2,400		44,228
Toyota Boshoku	2,600		26,830
Toyota Industries	6,700		308,671
Toyota Motor	113,357		6,116,078
Toyota Tsusho	8,700		228,829
Trend Micro	4,100		132,543
Tsumura & Co.	2,300		54,578
Ube Industries	46,600		78,856
Unicharm	4,600		249,269
United Urban Investment	97		146,114
USS	9,800		142,732
West Japan Railway	6,800		275,565
Yahoo! Japan	61,100		265,353
Yakult Honsha	3,600		194,376
Yamada Denki	36,200		133,490
Yamaguchi Financial Group	9,000		82,927
Yamaha	7,200		96,343

24

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Yamaha Motor	11,200		172,763
Yamato Holdings	15,600		320,743
Yamato Kogyo	1,800		51,834
Yamazaki Baking	4,000		48,829
Yaskawa Electric	9,000		101,501
Yokogawa Electric	8,800		120,076
Yokohama Rubber	9,000		80,374
			104,003,560
Luxembourg—.1%
RTL Group	1,680		186,949
SES	12,754		480,310
			667,259
Macau—.2%
Sands China	97,813		714,079
Wynn Macau	62,000		244,307
			958,386
Mexico—.0%
Fresnillo	8,530		122,633
Netherlands—2.6%
Aegon	75,464		684,180
Akzo Nobel	9,700		746,744
ASML Holding	14,493		1,194,949
Corio	2,835		132,684
Delta Lloyd	7,390		194,336
Fugro	2,756		182,440
Gemalto	3,324		372,151
Heineken	9,313		646,018
Heineken Holding	4,035		257,506
ING Groep	158,188	[a]	2,246,191
Koninklijke Ahold	37,644		726,193
Koninklijke Boskalis Westminster	3,270		185,230
Koninklijke DSM	6,221		446,034
Koninklijke KPN	129,050	[a]	458,693
Koninklijke Philips	38,820		1,242,746
Koninklijke Vopak	2,912		144,974
OCI	3,786	[a]	161,908

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Netherlands (continued)
QIAGEN	9,940	[a]	217,886
Randstad Holding	5,158		299,870
Reed Elsevier	27,971		570,635
TNT Express	18,973		170,831
Unilever	67,067		2,873,702
Wolters Kluwer	12,132		337,804
Ziggo	6,005		260,594
			14,754,299
New Zealand—.1%
Auckland International Airport	38,034		130,203
Contact Energy	16,082		78,906
Fletcher Building	27,701		235,283
Ryman Healthcare	16,781		125,168
Telecom Corporation of New Zealand	78,060		186,452
			756,012
Norway—.8%
Aker Solutions	6,700		107,246
DNB	39,514		698,639
Gjensidige Forsikring	8,002		147,540
Norsk Hydro	57,338		306,835
Orkla	31,249		258,065
Seadrill	15,180		529,894
Statoil	45,219		1,372,324
Telenor	28,483		668,435
Yara International	7,417		350,119
			4,439,097
Portugal—.2%
Banco Espirito Santo	66,352	[a]	117,460
Energias de Portugal	80,517		390,968
Galp Energia	13,867		240,191
Jeronimo Martins	10,446		182,675
Portugal Telecom	27,519		114,535
			1,045,829

26

Common Stocks (continued)	Shares	Value ($)
Singapore—1.4%
Ascendas Real Estate Investment Trust	78,912	144,140
CapitaCommercial Trust	76,000	96,993
CapitaLand	105,500	269,283
CapitaMall Trust	97,000	154,355
CapitaMalls Asia	65,000	114,581
City Developments	17,000	146,853
ComfortDelGro	78,700	133,081
DBS Group Holdings	69,588	940,273
Genting Singapore	250,527	264,775
Global Logistic Properties	123,843	281,529
Golden Agri-Resources	278,440	135,478
Hutchison Port Holdings Trust	227,000	154,360
Jardine Cycle & Carriage	4,422	165,459
Keppel	58,700	493,029
Keppel Land	26,000	71,756
Olam International	62,995	112,051
Oversea-Chinese Banking	104,942	807,761
SembCorp Industries	43,254	185,271
SembCorp Marine	38,000	123,363
Singapore Airlines	21,733	179,938
Singapore Exchange	35,000	193,188
Singapore Press Holdings	69,075	230,856
Singapore Technologies Engineering	68,000	207,195
Singapore Telecommunications	322,951	986,602
StarHub	26,918	89,104
United Overseas Bank	53,112	921,845
UOL Group	21,111	108,106
Wilmar International	77,000	208,822
		7,920,047
Spain—3.5%
Abertis Infraestructuras	15,807	355,372
ACS Actividades de Construccion y Servicios	7,490	320,829
Amadeus IT Holding, Cl. A	15,366	638,580

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Banco Bilbao Vizcaya Argentaria	242,808		2,979,518
Banco de Sabadell	137,806		468,403
Banco Popular Espanol	68,967		507,110
Banco Santander	476,691		4,739,795
Bankia	161,084	[a]	328,291
CaixaBank	69,616		423,993
Distribuidora Internacional de Alimentacion	24,682		220,453
Enagas	7,612		234,443
Ferrovial	16,561		367,614
Gas Natural SDG	14,079		403,638
Grifols	5,971		318,928
Iberdrola	197,982		1,382,962
Inditex	8,849		1,327,718
Mapfre	46,762		196,896
Red Electrica	4,424		363,838
Repsol	35,574		957,458
Telefonica	168,652		2,824,125
Zardoya Otis	6,340		111,179
			19,471,143
Sweden—3.2%
Alfa Laval	13,304		352,948
Assa Abloy, Cl. B	13,506		714,953
Atlas Copco, Cl. A	27,167		786,323
Atlas Copco, Cl. B	15,703		426,494
Boliden	11,860		180,211
Electrolux, Ser. B	9,611		266,356
Elekta, Cl. B	14,946		209,173
Ericsson, Cl. B	125,610		1,516,469
Getinge, Cl. B	8,218		241,527
Hennes & Mauritz, Cl. B	39,187		1,595,878
Hexagon, Cl. B	9,712		309,484
Husqvarna, Cl. B	16,174		134,323
Industrivarden, Cl. C	5,510		115,247
Investment AB Kinnevik, Cl. B	8,981		315,610
Investor, Cl. B	18,395		711,504

28

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Lundin Petroleum	8,991	[a]	192,066
Millicom International Cellular, SDR	2,643		261,365
Nordea Bank	125,315		1,810,671
Sandvik	43,073		607,786
Scania, Cl. B	13,131		397,836
Securitas, Cl. B	13,206		159,332
Skandinaviska Enskilda Banken, Cl. A	61,441		846,182
Skanska, Cl. B	15,609		356,965
SKF, Cl. B	15,801		408,257
Svenska Cellulosa, Cl. B	23,595		660,799
Svenska Handelsbanken, Cl. A	20,201		1,013,747
Swedbank, Cl. A	36,676		974,123
Swedish Match	8,494		291,180
Tele2, Cl. B	12,374		157,953
TeliaSonera	96,371		698,972
Volvo, Cl. B	63,268		997,350
			17,711,084
Switzerland—9.4%
ABB	90,593	[a]	2,176,044
Actelion	4,304	[a]	422,771
Adecco	5,336	[a]	445,930
Aryzta	3,491	[a]	322,286
Baloise Holding	1,897		230,632
Barry Callebaut	84	[a]	114,055
Cie Financiere Richemont	21,518		2,183,340
Coca-Cola HBC-CDI	8,469	[a]	214,199
Credit Suisse Group	62,486	[a]	1,981,575
EMS-Chemie Holding	319		124,233
Geberit	1,565		521,548
Givaudan	386	[a]	608,319
Glencore Xstrata	437,209	[a]	2,351,102
Holcim	9,258	[a]	847,852
Julius Baer Group	9,014	[a]	421,459
Kuehne + Nagel International	2,216		302,651
Lindt & Spruengli	4		233,292

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Lindt & Spruengli-PC	37		179,934
Lonza Group	2,276	[a]	237,789
Nestle	132,383		10,220,912
Novartis	94,457		8,188,921
Pargesa Holding-BR	1,256		113,883
Partners Group Holding	689		188,514
Roche Holding	28,847		8,456,455
Schindler Holding	876		133,575
Schindler Holding-PC	1,967		304,403
SGS	221		551,182
Sika-BR	91		367,991
Sonova Holding	2,104	[a]	303,611
Sulzer	959		147,538
Swatch Group	1,746		210,290
Swatch Group-BR	1,248	[a]	800,473
Swiss Life Holding	1,301	[a]	319,596
Swiss Prime Site	2,107	[a]	177,040
Swiss Re	14,281	[a]	1,247,012
Swisscom	940		571,412
Syngenta	3,778		1,496,433
UBS	150,180	[a]	3,139,770
Zurich Insurance Group	6,141	[a]	1,759,057
			52,617,079
United Kingdom—21.0%
3i Group	40,656		260,707
Aberdeen Asset Management	39,934		294,509
Admiral Group	7,931		187,201
Aggreko	11,359		302,444
AMEC	12,404		258,644
Anglo American	57,594		1,538,355
Antofagasta	16,062		213,426
ArcelorMittal	40,401		656,068
ARM Holdings	56,579		851,627
ASOS	2,351	[a]	169,652
Associated British Foods	14,380		721,331

30

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
AstraZeneca	51,647	4,067,022
Aviva	119,290	1,058,400
Babcock International Group	14,531	292,936
BAE Systems	131,168	885,851
Barclays	630,043	2,682,799
BG Group	140,372	2,839,293
BHP Billiton	86,952	2,817,264
BP	766,112	6,457,134
British American Tobacco	77,663	4,480,558
British Land	37,922	442,107
British Sky Broadcasting Group	41,849	621,786
BT Group	325,984	2,028,181
Bunzl	13,346	378,784
Burberry Group	17,817	446,719
Capita	26,492	485,308
Carnival	7,529	300,763
Centrica	209,861	1,169,280
Cobham	42,313	220,538
Compass Group	73,756	1,173,063
Croda International	5,720	248,780
Diageo	103,292	3,169,670
Direct Line Insurance Group	43,263	182,831
easyJet	6,447	178,188
Experian	40,858	783,661
G4S	62,114	247,500
GKN	65,866	427,037
GlaxoSmithKline	199,782	5,504,900
Hammerson	30,395	292,773
Hargreaves Lansdown	8,738	172,612
HSBC Holdings	769,899	7,852,637
ICAP	23,517	164,422
IMI	11,166	282,789
Imperial Tobacco Group	39,908	1,722,914
Inmarsat	19,204	236,046
InterContinental Hotels Group	10,964	373,562

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
International Consolidated Airlines Group	43,329	[a]	296,354
Intertek Group	6,481		317,988
Intu Properties	33,390		164,616
Investec	22,476		197,900
ITV	160,167		492,172
J Sainsbury	49,594		281,095
Johnson Matthey	8,251		455,959
Kingfisher	95,869		676,755
Land Securities Group	31,597		566,557
Legal & General Group	239,396		856,083
Lloyds Banking Group	2,057,149	[a]	2,617,457
London Stock Exchange Group	7,003		214,247
Marks & Spencer Group	65,191		485,509
Meggitt	31,584		254,206
Melrose Industries	45,173		217,750
National Grid	153,764		2,182,053
Next	6,453		710,366
Old Mutual	197,838		667,054
Pearson	33,060		619,024
Persimmon	12,138	[a]	268,877
Petrofac	10,370		254,400
Prudential	105,446		2,418,592
Randgold Resources	3,506		282,952
Reckitt Benckiser Group	26,699		2,152,491
Reed Elsevier	48,020		706,987
Resolution	59,778		301,070
Rexam	32,104		268,852
Rio Tinto	52,331		2,849,012
Rolls-Royce Holdings	76,281	[a]	1,352,317
Royal Bank of Scotland Group	86,347	[a]	435,613
Royal Dutch Shell, Cl. A	158,615		6,285,362
Royal Dutch Shell, Cl. B	101,949		4,337,669
Royal Mail	27,821		248,721

32

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
RSA Insurance Group	206,322	[a]	341,908
SABMiller	39,695		2,158,401
Sage Group	46,544		335,084
Schroders	4,200		181,252
Segro	28,963		171,104
Serco Group	19,474		111,824
Severn Trent	10,096		314,499
Shire	24,325		1,387,348
Smith & Nephew	36,491		566,514
Smiths Group	15,834		356,899
SSE	39,048		1,005,406
Standard Chartered	100,020		2,164,105
Standard Life	95,167		614,115
Subsea 7	11,106		222,146
Tate & Lyle	18,866		223,291
Tesco	333,758		1,650,814
Travis Perkins	9,819		282,660
TUI Travel	20,087		145,087
Tullow Oil	36,652		544,569
Unilever	52,888		2,360,976
United Utilities Group	27,367		367,801
Vodafone Group	1,086,988		4,110,066
Weir Group	8,553		388,458
Whitbread	7,218		497,222
William Hill	35,017		209,707
WM Morrison Supermarkets	88,859		301,408
Wolseley	10,719		619,128
WPP	55,680		1,197,682
			117,407,606
United States—.1%
Transocean	14,585		621,946
Total Common Stocks
(cost $442,953,086)			544,572,630

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Participation
Participation Notes—.0%	Notes		Value ($)
Hong Kong
Sun Hung Kai Properties
(cost $18,008)	5,391	[a]	3,630

Preferred Stocks—.6%	Shares		Value ($)
Germany
Bayerische Motoren Werke	2,117		208,234
Fuchs Petrolub	1,499		150,503
Henkel & Co.	7,210		802,923
Porsche Automobil Holding	6,185		680,882
Volkswagen	5,972		1,608,165
Total Preferred Stocks
(cost $1,728,776)			3,450,707
	Number of
Rights—.0%	Rights		Value ($)
Australia—.0%
Bank of Queensland	1,620	[a]	2,272
Transurban Group	13,171	[a,b]	6,363
			8,635
Spain—.0%
Banco Santander	476,691	[a]	99,200
United Kingdom—.0%
Babcock International Group	5,588	[a]	37,739
Total Rights
(cost $108,298)			145,574
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 6/26/14	620,000	[c]	619,993
0.02%, 9/11/14	75,000	[c]	74,993
Total Short-Term Investments
(cost $694,952)			694,986

34

Other Investment—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,114,925)	8,114,925 [d]	8,114,925

Total Investments (cost $453,618,045)	99.2%	556,982,452
Cash and Receivables (Net)	.8%	4,237,932
Net Assets	100.0%	561,220,384

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2014, the value of these securities amounted to $388,865 or .07% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Financial	24.9	Energy	7.1
Industrial	12.4	Telecommunication Services	4.9
Consumer Discretionary	11.3	Information Technology	4.2
Consumer Staples	10.9	Utilities	3.6
Health Care	10.3	Short-Term/Money Market Investments	1.5
Materials	8.1		99.2

† Based on net assets.
See notes to financial statements.

The Fund 35

STATEMENT OF FINANCIAL FUTURES

April 30, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014 ($)
Financial Futures Long
ASX SPI 200 Index	11	1,397,188	June 2014	11,659
Euro STOXX 50	89	3,883,255	June 2014	52,264
FTSE 100 Index	33	3,757,826	June 2014	89,511
TOPIX	23	2,599,550	June 2014	(47,694)
Gross Unrealized Appreciation				153,434
Gross Unrealized Depreciation				(47,694)

See notes to financial statements.

36

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	445,503,120	548,867,527
Affiliated issuers	8,114,925	8,114,925
Cash		586,891
Cash denominated in foreign currencies	1,011,782	1,016,487
Dividends receivable		3,092,304
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		170,739
Receivable for shares of Common Stock subscribed		116,496
		561,965,369
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		267,201
Payable for shares of Common Stock redeemed		327,367
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		146,736
Payable for futures variation margin—Note 4		3,681
		744,985
Net Assets ($)		561,220,384
Composition of Net Assets ($):
Paid-in capital		487,036,136
Accumulated undistributed investment income—net		5,172,552
Accumulated net realized gain (loss) on investments		(34,533,086)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$105,740 net unrealized appreciation on financial futures)		103,544,782
Net Assets ($)		561,220,384
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		32,469,683
Net Asset Value, offering and redemption price per share ($)		17.28

See notes to financial statements.

The Fund 37

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $744,729 foreign taxes withheld at source):
Unaffiliated issuers	10,601,170
Affiliated issuers	2,080
Total Income	10,603,250
Expenses:
Management fee—Note 3(a)	937,092
Shareholder servicing costs—Note 3(b)	669,351
Directors’ fees—Note 3(a,c)	18,783
Interest expense—Note 2	5,100
Loan commitment fees—Note 2	2,171
Total Expenses	1,632,497
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(18,783)
Net Expenses	1,613,714
Investment Income—Net	8,989,536
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(9,406,361)
Net realized gain (loss) on financial futures	234,833
Net realized gain (loss) on forward foreign currency exchange contracts	96,914
Net Realized Gain (Loss)	(9,074,614)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	23,358,394
Net unrealized appreciation (depreciation) on financial futures	(133,028)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(20,260)
Net Unrealized Appreciation (Depreciation)	23,205,106
Net Realized and Unrealized Gain (Loss) on Investments	14,130,492
Net Increase in Net Assets Resulting from Operations	23,120,028

See notes to financial statements.

38

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	8,989,536	11,492,953
Net realized gain (loss) on investments	(9,074,614)	13,223,232
Net unrealized appreciation
(depreciation) on investments	23,205,106	90,947,772
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,120,028	115,663,957
Dividends to Shareholders from ($):
Investment income—net	(11,610,746)	(12,705,604)
Net realized gain on investments	(5,883,193)	—
Total Dividends	(17,493,939)	(12,705,604)
Capital Stock Transactions ($):
Net proceeds from shares sold	82,422,718	275,778,066
Dividends reinvested	16,860,058	12,035,945
Cost of shares redeemed	(116,293,263)	(273,185,774)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(17,010,487)	14,628,237
Total Increase (Decrease) in Net Assets	(11,384,398)	117,586,590
Net Assets ($):
Beginning of Period	572,604,782	455,018,192
End of Period	561,220,384	572,604,782
Undistributed investment income—net	5,172,552	7,793,762
Capital Share Transactions (Shares):
Shares sold	4,883,410	17,713,613
Shares issued for dividends reinvested	1,013,225	839,912
Shares redeemed	(6,881,033)	(17,683,082)
Net Increase (Decrease) in Shares Outstanding	(984,398)	870,443

See notes to financial statements.

The Fund 39

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	17.12		13.96	13.79	14.84	14.05	11.51
Investment Operations:
Investment income—net[a]	.28		.35	.37	.38	.31	.30
Net realized and unrealized
gain (loss) on investments	.44		3.20	.24	(1.10)	.89	2.51
Total from Investment Operations	.72		3.55	.61	(.72)	1.20	2.81
Distributions:
Dividends from
investment income—net	(.37)		(.39)	(.44)	(.33)	(.33)	(.25)
Dividends from net realized
gain on investments	(.19)		—	—	—	(.08)	(.02)
Total Distributions	(.56)		(.39)	(.44)	(.33)	(.41)	(.27)
Net asset value, end of period	17.28		17.12	13.96	13.79	14.84	14.05
Total Return (%)	4.34	[b]	26.01	4.79	(5.03)	8.73	25.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	[c]	.61	.61	.61	.61	.61
Ratio of net expenses
to average net assets	.60	[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	3.36	[c]	2.25	2.75	2.52	2.25	2.53
Portfolio Turnover Rate	3.29	[b]	23.12	11.11	6.14	10.49	17.26
Net Assets, end of period
($ x 1,000)	561,220		572,605	455,018	491,377	561,428	547,282

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

40

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to match the performance of the Morgan Stanley Capital International Europe,Australasia, Far East Index (MSCI EAFE ®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official clos-

42

ing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	621,946	—	—	621,946
Equity Securities—
Foreign
Common Stocks†	543,568,182	382,502	—	543,950,684
Equity Securities—
Foreign
Preferred Stocks†	3,450,707	—	—	3,450,707
Mutual Funds	8,114,925	—	—	8,114,925
Participation Notes†	3,630	—	—	3,630
Rights†	139,211	6,363	—	145,574
U.S. Treasury	—	694,986	—	694,986

44

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Other Financial
Instruments:
Financial Futures††	153,434	—	—	153,434
Forward Foreign
Currency Exchange
Contracts††	—	170,739	—	170,739
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(47,694)	—	—	(47,694)
Forward Foreign
Currency Exchange
Contracts††	—	(146,736)	—	(146,736)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,735,539		42,132,539	39,753,153	8,114,925		1.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

46

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income $12,705,604. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2014 was approximately $933,100 with a related weighted average annualized interest rate of 1.10%.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $18,783.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, the fund was charged $669,351 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $156,881 and Shareholder Services Plan fees $113,329, which are offset against an expense reimbursement currently in effect in the amount of $3,009.

48

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended April 30, 2014, amounted to $17,645,700 and $46,992,439, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
5/1/2014[a]	46,177	42,898	42,898	—
6/18/2014[b]	751,381	679,218	695,651	16,433
6/18/2014[c]	176,665	163,449	163,562	113
6/18/2014[d]	797,324	728,701	738,186	9,485
6/18/2014[e]	497,551	461,652	460,648	(1,004)
6/18/2014[f]	540,465	481,021	500,379	19,358
British Pound,
Expiring:
6/18/2014[b]	326,200	538,529	550,546	12,017
6/18/2014[c]	196,500	327,683	331,645	3,962
6/18/2014[d]	1,437,208	2,403,425	2,425,658	22,233

50

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
British Pound,
Expiring (continued):
6/18/2014[e]	343,389	573,848	579,558	5,710
6/18/2014[g]	801,396	1,330,212	1,352,562	22,350
6/18/2014[h]	882,208	1,464,465	1,488,953	24,488
Euro,
Expiring:
6/18/2014[b]	730,619	1,011,960	1,013,498	1,538
6/18/2014[c]	520,500	717,551	722,027	4,476
6/18/2014[d]	652,800	901,122	905,550	4,428
6/18/2014[e]	469,430	649,549	651,183	1,634
6/18/2014[g]	2,003,952	2,783,289	2,779,838	(3,451)
6/18/2014[i]	555,862	766,291	771,080	4,789
Japanese Yen,
Expiring:
6/18/2014[b]	35,430,000	343,819	346,657	2,838
6/18/2014[c]	253,006,390	2,469,162	2,475,487	6,325
6/18/2014[d]	166,413,942	1,621,072	1,628,241	7,169
6/18/2014[e]	29,174,322	286,857	285,450	(1,407)
Sales:		Proceeds ($)
Australian Dollar,
Expiring
6/18/2014[b]	1,546,004	1,447,771	1,448,003	(232)
British Pound,
Expiring:
5/1/2014[a]	25,372	42,898	42,837	61
6/18/2014[b]	1,916,200	3,177,221	3,234,080	(56,859)
6/18/2014[c]	16,057	26,491	27,100	(609)
6/18/2014[d]	389,974	652,000	658,181	(6,181)
Euro,
Expiring:
5/2/2014[c]	412,615	572,376	572,440	(64)
6/18/2014[b]	2,436,700	3,336,059	3,380,137	(44,078)
6/18/2014[c]	7,215	9,943	10,008	(65)
6/18/2014[i]	509,461	703,023	706,713	(3,690)
Japanese Yen,
Expiring:
6/18/2014[b]	230,565,000	2,226,879	2,255,914	(29,035)
6/18/2014[c]	4,304,853	42,059	42,120	(61)
6/18/2014[d]	45,946,863	450,877	449,557	1,320

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Swiss Franc,
Expiring
5/2/2014[b]	31,054	35,296	35,284	12
Gross Unrealized
Appreciation				170,739
Gross Unrealized
Depreciation				(146,736)

Counterparties:

a	Morgan Stanley Capital Services
b	Bank of America
c	Citigroup
d	Royal Bank of Canada
e	UBS
f	Westpac Bank
g	Bank of Montreal
h	HSBC
i	Goldman Sachs International

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	170,739	Foreign exchange risk[2]	(146,736)
Equity risk[3]	153,434	Equity risk[3]	(47,694)
Gross fair value of
derivatives contracts	324,173		(194,430)

Statement of Assets and Liabilities location:

1	Unrealized appreciation on forward foreign currency exchange contracts.
2	Unrealized depreciation on forward foreign currency exchange contracts.
3	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

52

The effect of derivative instruments in the Statement of Operations during the period ended April 30,2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	234,833	—	234,833
Foreign exchange	—	96,914	96,914
Total	234,833	96,914	331,747

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	(133,028)	—	(133,028)
Foreign exchange	—	(20,260)	(20,260)
Total	(133,028)	(20,260)	(153,288)

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	170,739	(146,736)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	170,739	(146,736)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	170,739	(146,736)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of April 30, 2014:

		Financial
		Instruments
and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Bank of America	32,838	(32,838)	—	—	—
Bank of Montreal	22,350	(3,451)	—	—	18,899
Citigroup	14,876	(799)	—	—	14,077
Goldman Sachs
International	4,789	(3,690)	—	—	1,099
HSBC	24,488	—	—	—	24,488
Morgan Stanley
Capital Services	61	—	—	—	61
Royal Bank of
Canada	44,635	(6,181)	—	—	38,454
UBS	7,344	(2,411)	—	—	4,933
Westpac Bank	19,358	—	—	—	19,358
Total	170,739	(49,370)	—	—	121,369

54

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Bank of America	(130,204)	32,838	—	—	(97,366)
Bank of Montreal	(3,451)	3,451	—	—	—
Citigroup	(799)	799	—	—	—
Goldman Sachs
International	(3,690)	3,690	—	—	—
Royal Bank of
Canada	(6,181)	6,181	—	—	—
UBS	(2,411)	2,411	—	—	—
Total	(146,736)	49,370	—	—	(97,366)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity financial futures	9,438,854
Forward contracts	8,372,735

At April 30, 2014, accumulated net unrealized appreciation on investments was $103,364,407, consisting of $138,609,967 gross unrealized appreciation and $35,245,560 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 55

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

56

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for three of the six periods and above the Performance Universe median for four of the six periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group and Expense Universe medians.

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the

58

benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board

The Fund 59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

60

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

S&P 500

Index Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	UnderstandingYour Fund’s Expenses
6	ComparingYour Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses. Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus S&P 500 Index Fund produced a total return of 8.11%.1 In comparison, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 8.35% for the same period.2,3

Despite anemic growth in the midst of harsh winter weather over the opening months of 2014, sustained improvement in U.S. economic conditions generally helped support stock market gains for the reporting period overall. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Stocks Advanced Despite Economic Uncertainty

Despite occasional bouts of weakness, stocks generally continued to climb over the reporting period during an economic recovery fueled by falling unemployment and low short-term interest rates. These factors proved especially supportive of stock prices over the final months of 2013, when the market rally was led by smaller, more speculative companies that tend to be more sensitive to changes in economic conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Market sentiment appeared to change in January 2014, when U.S. equities gave back some of their previous gains amid concerns about economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March and April when those worries proved to be overblown. Nonetheless, the U.S. Department of Commerce estimated that U.S. GDP grew at a very sluggish annualized rate of just 0.01% over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

Despite these troublesome economic developments, U.S. large-cap stocks generally posted solid gains for the reporting period. In fact, some broad measures of large-cap stock market performance either established or approached new record highs by the reporting period’s end.

Most Market Sectors Post Positive Absolute Returns

Of the 10 economic segments represented in the S&P 500 Index, only the telecommunications services sector lost a degree of value over the reporting period. Results were especially robust in the information technology, health care, and financials sectors.

Among technology companies, hardware producers benefited from a wave of upgrade activity after Microsoft ended support for its Windows XP operating system. Consumer electronics giant Apple rebounded from earlier weakness amid strong sales of its smartphones and streaming video device, as well as due to its growing presence in China and Japan. A number of software producers benefited from rising licensing revenue as more consumers and businesses migrated to cloud computing. In the health care sector, investors responded positively when a number of large pharmaceutical developers repositioned themselves strategically through the sales and purchases of various business units. New product launches and robust research-and-development activity also helped drive earnings of drug companies higher.

Banks in the financials sector experienced increases in deposits and lending volumes, as well as decreases in nonperforming loans, in the recovering U.S. economy. In the industrials sector, aerospace-and-defense contractors benefited from pent-up government demand after Congress passed a budget with increased allocations to defense spending.

4

Although disappointments proved relatively mild over the reporting period, the telecommunications services sector fell modestly due to intensifying competitive pressures affecting major telephone service providers. The consumer discretionary sector achieved a modest overall gain but lagged market averages due to weak sales during the winter and company-specific issues among specialty retailers and Internet catalog companies. In addition, automakers were hurt by a massive safety-related recall by General Motors.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that U.S. economic growth showed signs by the end of the reporting period of rebounding from previous weather-related weakness. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Expenses paid per $1,000†	$2.58
Ending value (after expenses)	$1,081.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)
Automobiles & Components—1.1%
BorgWarner	37,825	2,350,446
Delphi Automotive	47,688	3,187,466
Ford Motor	663,964	10,723,019
General Motors	217,745	7,507,848
Goodyear Tire & Rubber	43,150	1,087,380
Harley-Davidson	36,765	2,718,404
Johnson Controls	112,007	5,055,996
		32,630,559
Banks—6.0%
Bank of America	1,782,108	26,981,115
BB&T	118,074	4,407,702
Citigroup	511,984	24,529,153
Comerica	31,141	1,502,242
Fifth Third Bancorp	146,225	3,013,697
Hudson City Bancorp	77,460	771,502
Huntington Bancshares	139,975	1,282,171
JPMorgan Chase & Co	638,470	35,741,551
KeyCorp	150,677	2,055,234
M&T Bank	22,179	2,706,060
People’s United Financial	52,854	754,755
PNC Financial Services Group	90,044	7,567,298
Regions Financial	239,246	2,425,954
SunTrust Banks	89,404	3,420,597
U.S. Bancorp	305,674	12,465,386
Wells Fargo & Co.	807,386	40,078,641
Zions Bancorporation	29,727	859,705
		170,562,763
Capital Goods—8.1%
3M	106,174	14,767,742
Allegion	15,633	771,489
AMETEK	40,673	2,144,281
Boeing	115,339	14,881,038
Caterpillar	107,541	11,334,821
Cummins	29,274	4,415,983
Danaher	101,400	7,440,732

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Deere & Co.	62,359		5,820,589
Dover	28,370		2,451,168
Eaton	79,097		5,745,606
Emerson Electric	118,351		8,069,171
Fastenal	45,296	[a]	2,268,424
Flowserve	23,082		1,686,140
Fluor	27,096		2,051,167
General Dynamics	54,840		6,002,238
General Electric	1,691,884		45,494,761
Honeywell International	131,328		12,200,371
Illinois Tool Works	65,938		5,619,896
Ingersoll-Rand	45,200		2,702,960
Jacobs Engineering Group	22,340	[b]	1,289,018
Joy Global	18,859	[a]	1,138,706
L-3 Communications Holdings	15,119		1,744,279
Lockheed Martin	45,222		7,422,739
Masco	61,285		1,231,216
Northrop Grumman	36,558		4,442,163
PACCAR	58,794		3,761,640
Pall	19,090		1,606,423
Parker Hannifin	24,971		3,168,320
Pentair	32,929		2,446,295
Precision Castparts	24,533		6,209,057
Quanta Services	37,851	[b]	1,335,383
Raytheon	53,582		5,116,009
Rockwell Automation	23,111		2,754,369
Rockwell Collins	22,353		1,735,710
Roper Industries	16,869		2,343,948
Snap-on	10,081		1,169,396
Stanley Black & Decker	25,529		2,192,686
Textron	48,699		1,991,789
United Technologies	142,310		16,839,542
W.W. Grainger	10,557		2,685,701
Xylem	30,812		1,158,223
			229,651,189

8

Common Stocks (continued)	Shares		Value ($)
Commercial &
Professional Services—.7%
ADT	29,692	[a]	897,886
Cintas	17,248		1,016,425
Dun & Bradstreet	6,424		711,522
Equifax	20,748		1,469,166
Iron Mountain	30,330		862,585
Nielsen Holdings	47,850		2,246,558
Pitney Bowes	34,177		915,944
Republic Services	45,540		1,597,999
Robert Half International	22,456		1,006,029
Stericycle	14,882	[b]	1,732,860
Tyco International	78,000		3,190,200
Waste Management	74,655		3,318,415
			18,965,589
Consumer Durables & Apparel—1.3%
Coach	47,335		2,113,508
D.R. Horton	48,521		1,081,048
Fossil Group	8,635	[b]	920,923
Garmin	19,839	[a]	1,132,807
Harman International Industries	11,678		1,280,026
Hasbro	19,752		1,091,496
Leggett & Platt	25,041		822,847
Lennar, Cl. A	29,000		1,119,110
Mattel	57,594		2,258,549
Michael Kors Holdings	29,911	[b]	2,727,883
Mohawk Industries	10,474	[b]	1,386,862
Newell Rubbermaid	48,439		1,458,498
NIKE, Cl. B	125,762		9,174,338
PulteGroup	60,015		1,103,676
PVH	13,933		1,749,567
Ralph Lauren	10,084		1,526,415
Under Armour, Cl. A	27,124	[b]	1,326,092
VF	58,407		3,568,084
Whirlpool	13,313		2,041,948
			37,883,677

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—1.7%
Carnival	72,422		2,846,909
Chipotle Mexican Grill	5,179	[b]	2,581,732
Darden Restaurants	21,807		1,084,026
Graham Holdings, Cl. B	721		483,957
H&R Block	44,509		1,264,946
International Game Technology	44,710		561,110
Marriott International, Cl. A	38,023		2,202,672
McDonald’s	167,725		17,003,960
Starbucks	126,787		8,953,698
Starwood Hotels & Resorts Worldwide	31,883	[c]	2,443,832
Wyndham Worldwide	21,492		1,533,239
Wynn Resorts	13,385		2,729,068
Yum! Brands	74,719		5,752,616
			49,441,765
Diversified Financials—4.9%
American Express	155,247		13,573,245
Ameriprise Financial	32,651		3,644,831
Bank of New York Mellon	193,962		6,569,493
Berkshire Hathaway, Cl. B	303,538	[b]	39,110,871
BlackRock	21,468		6,461,868
Capital One Financial	96,230		7,111,397
Charles Schwab	194,578		5,166,046
CME Group	52,734		3,711,946
Discover Financial Services	81,296		4,544,446
E*TRADE Financial	48,546	[b]	1,089,858
Franklin Resources	66,970		3,505,879
Goldman Sachs Group	70,988		11,345,302
IntercontinentalExchange Group	19,605		4,008,046
Invesco	75,464		2,657,087
Legg Mason	16,917		793,238
Leucadia National	52,336		1,335,615
McGraw-Hill Financial	46,232		3,417,932
Moody’s	31,916		2,505,406
Morgan Stanley	236,496		7,314,821
NASDAQ OMX Group	19,811		731,026
Navient	72,256		1,195,837

10

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Northern Trust	38,540		2,322,035
State Street	72,802		4,700,097
T. Rowe Price Group	43,268		3,553,601
			140,369,923
Energy—10.5%
Anadarko Petroleum	84,573		8,374,418
Apache	66,504		5,772,547
Baker Hughes	73,746		5,154,845
Cabot Oil & Gas	71,103		2,792,926
Cameron International	36,584	[b]	2,376,497
Chesapeake Energy	83,169		2,391,109
Chevron	322,651		40,499,154
ConocoPhillips	206,423		15,339,293
CONSOL Energy	38,205		1,700,505
Denbury Resources	61,126		1,028,139
Devon Energy	63,877		4,471,390
Diamond Offshore Drilling	12,503	[a]	682,789
Ensco, Cl. A	38,792		1,957,056
EOG Resources	92,334		9,048,732
EQT	25,128		2,738,701
Exxon Mobil	728,711		74,627,294
FMC Technologies	40,135	[b]	2,275,655
Halliburton	142,641		8,996,368
Helmerich & Payne	17,889		1,943,640
Hess	47,219		4,210,046
Kinder Morgan	112,536		3,675,426
Marathon Oil	115,689		4,182,157
Marathon Petroleum	49,684		4,618,128
Murphy Oil	30,154		1,912,668
Nabors Industries	46,161		1,178,029
National Oilwell Varco	71,331		5,601,623
Newfield Exploration	23,525	[b]	796,321
Noble	42,363		1,305,204
Noble Energy	60,923		4,373,053
Occidental Petroleum	134,031		12,833,468
ONEOK	34,401		2,174,831

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Peabody Energy	42,755		812,773
Phillips 66	100,111		8,331,237
Pioneer Natural Resources	24,222		4,681,386
QEP Resources	28,937		888,077
Range Resources	27,515		2,488,732
Rowan, Cl. A	22,488		695,329
Schlumberger	220,724		22,414,522
Southwestern Energy	59,852	[b]	2,865,714
Spectra Energy	111,346		4,421,550
Tesoro	22,791		1,282,905
Transocean	56,359	[a]	2,427,382
Valero Energy	91,586		5,235,972
Williams	115,979		4,890,834
			300,468,425
Food & Staples Retailing—2.4%
Costco Wholesale	73,494		8,501,786
CVS Caremark	200,589		14,586,832
Kroger	88,113		4,056,723
Safeway	41,753		1,422,107
Sysco	97,600		3,555,568
Wal-Mart Stores	272,797		21,744,649
Walgreen	147,385		10,007,441
Whole Foods Market	62,154		3,089,054
			66,964,161
Food, Beverage & Tobacco—5.3%
Altria Group	336,873		13,511,976
Archer-Daniels-Midland	110,212		4,819,571
Beam	27,453		2,291,502
Brown-Forman, Cl. B	27,480		2,465,506
Campbell Soup	31,488		1,432,389
Coca-Cola	636,738		25,972,543
Coca-Cola Enterprises	40,840		1,855,770
ConAgra Foods	69,298		2,114,282
Constellation Brands, Cl. A	27,982	[b]	2,234,083
Dr. Pepper Snapple Group	33,133		1,836,231
General Mills	105,647		5,601,404

12

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Hershey	25,252		2,430,252
Hormel Foods	22,888		1,091,529
J.M. Smucker	17,792		1,720,131
Kellogg	42,931		2,869,079
Keurig Green Mountain	21,559		2,019,647
Kraft Foods Group	100,490		5,713,861
Lorillard	62,816		3,732,527
McCormick & Co.	22,409		1,595,521
Mead Johnson Nutrition	34,408		3,036,850
Molson Coors Brewing, Cl. B	25,774		1,545,667
Mondelez International, Cl. A	286,888		10,227,557
Monster Beverage	22,911	[b]	1,534,121
PepsiCo	257,042		22,077,337
Philip Morris International	268,566		22,943,593
Reynolds American	52,193		2,945,251
Tyson Foods, Cl. A	45,803		1,922,352
			151,540,532
Health Care Equipment & Services—4.1%
Abbott Laboratories	258,585		10,017,583
Aetna	61,838		4,418,325
AmerisourceBergen	38,289		2,495,677
Baxter International	91,658		6,671,786
Becton Dickinson & Co.	32,215		3,641,261
Boston Scientific	225,392	[b]	2,842,193
C.R. Bard	12,889		1,770,046
Cardinal Health	57,874		4,022,822
CareFusion	34,395	[b]	1,343,469
Cerner	48,854	[b]	2,506,210
Cigna	46,482		3,720,419
Covidien	76,640		5,460,600
DaVita HealthCare Partners	29,644	[b]	2,054,329
DENTSPLY International	24,840		1,108,609
Edwards Lifesciences	18,817	[b]	1,533,021
Express Scripts Holding	130,896	[b]	8,715,056
Humana	26,702		2,930,544
Intuitive Surgical	6,468	[b]	2,339,476

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Laboratory Corp. of America Holdings	14,550	[b]	1,436,085
McKesson	38,593		6,529,550
Medtronic	168,743		9,925,463
Patterson	15,412		627,268
Quest Diagnostics	25,238		1,411,561
St. Jude Medical	49,061		3,113,902
Stryker	49,612		3,857,333
Tenet Healthcare	16,842	[b]	759,237
UnitedHealth Group	166,829		12,518,848
Varian Medical Systems	17,394	[b]	1,383,693
WellPoint	47,654		4,797,805
Zimmer Holdings	29,086		2,815,525
			116,767,696
Household & Personal Products—2.1%
Avon Products	69,907		1,068,179
Clorox	22,165		2,010,366
Colgate-Palmolive	147,897		9,953,468
Estee Lauder, Cl. A	43,756		3,175,373
Kimberly-Clark	63,697		7,149,988
Procter & Gamble	457,196		37,741,530
			61,098,904
Insurance—2.9%
ACE	56,700		5,801,544
Aflac	76,884		4,822,164
Allstate	76,467		4,354,796
American International Group	248,003		13,176,399
Aon	50,635		4,297,899
Assurant	12,368		833,727
Chubb	41,777		3,846,826
Cincinnati Financial	26,035		1,268,946
Genworth Financial, Cl. A	83,117	[b]	1,483,638
Hartford Financial Services Group	75,465		2,706,930
Lincoln National	44,563		2,161,751
Loews	52,171		2,293,959
Marsh & McLennan	91,247		4,499,390
MetLife	188,657		9,876,194

14

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Principal Financial Group	45,478		2,130,190
Progressive	94,831		2,299,652
Prudential Financial	77,771		6,274,564
Torchmark	15,514		1,236,466
Travelers	60,619		5,490,869
Unum Group	42,939		1,426,434
XL Group	47,665		1,494,298
			81,776,636
Materials—3.5%
Air Products & Chemicals	35,119		4,127,185
Airgas	11,135		1,183,205
Alcoa	180,823		2,435,686
Allegheny Technologies	18,808		774,890
Avery Dennison	17,132		833,643
Ball	24,565		1,380,307
Bemis	17,582		707,500
CF Industries Holdings	9,528		2,335,980
Dow Chemical	204,996		10,229,300
E.I. du Pont de Nemours & Co.	155,900		10,495,188
Eastman Chemical	25,558		2,227,891
Ecolab	45,456		4,756,516
FMC	22,314		1,718,178
Freeport-McMoRan Copper & Gold	173,027		5,946,938
International Flavors & Fragrances	14,164		1,395,437
International Paper	75,156		3,506,027
LyondellBasell Industries, Cl. A	72,876		6,741,030
MeadWestvaco	30,975		1,210,193
Monsanto	87,926		9,733,408
Mosaic	58,149		2,909,776
Newmont Mining	83,664		2,077,377
Nucor	52,554		2,719,669
Owens-Illinois	27,469	[b]	872,965
PPG Industries	23,631		4,575,434
Praxair	49,712		6,489,902
Sealed Air	34,582		1,186,508
Sherwin-Williams	14,661		2,929,854

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sigma-Aldrich	20,478		1,970,188
United States Steel	26,106		679,278
Vulcan Materials	21,789		1,406,044
			99,555,497
Media—3.5%
Cablevision Systems (NY Group), Cl. A	34,947		583,615
CBS, Cl. B	93,067		5,375,550
Comcast, Cl. A	439,499		22,748,468
DIRECTV	79,912	[b]	6,201,171
Discovery Communications, Cl. A	38,514	[b]	2,923,213
Gannett	37,184		1,010,289
Interpublic Group of Cos	70,523		1,228,511
News Corp., Cl. A	83,146	[b]	1,415,145
Omnicom Group	43,541		2,946,855
Scripps Networks Interactive, Cl. A	18,028		1,353,362
Time Warner	151,299		10,055,332
Time Warner Cable	47,030		6,652,864
Twenty-First Century Fox, Cl. A	328,275		10,511,365
Viacom, Cl. B	68,130		5,789,687
Walt Disney	273,951		21,735,272
			100,530,699
Pharmaceuticals, Biotech &
Life Sciences—9.0%
AbbVie	268,048		13,959,940
Actavis	29,232	[b]	5,972,975
Agilent Technologies	55,949		3,023,484
Alexion Pharmaceuticals	33,274	[b]	5,263,947
Allergan	50,321		8,345,235
Amgen	127,113		14,204,878
Biogen Idec	39,859	[b]	11,444,316
Bristol-Myers Squibb	277,498		13,899,875
Celgene	68,939	[b]	10,134,722
Eli Lilly & Co.	166,873		9,862,194
Forest Laboratories	39,657	[b]	3,644,875
Gilead Sciences	259,362	[b]	20,357,323
Hospira	27,494	[b]	1,259,225

16

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Johnson & Johnson	476,985		48,313,811
Merck & Co.	495,801		29,034,107
Mylan	62,738	[b]	3,185,836
PerkinElmer	18,122		760,580
Perrigo Company	22,333		3,235,158
Pfizer	1,076,423		33,670,511
Regeneron Pharmaceuticals	13,199	[b]	3,918,651
Thermo Fisher Scientific	66,201		7,546,914
Vertex Pharmaceuticals	39,501	[b]	2,674,218
Waters	14,360	[b]	1,415,034
Zoetis	85,346		2,582,570
			257,710,379
Real Estate—2.2%
American Tower	65,743	[c]	5,490,855
Apartment Investment & Management, Cl. A	23,338	[c]	719,511
AvalonBay Communities	20,684	[c]	2,824,400
Boston Properties	25,570	[c]	2,995,270
CBRE Group, Cl. A	45,628	[b]	1,215,530
Crown Castle International	56,174		4,085,535
Equity Residential	55,542	[c]	3,301,416
Essex Property Trust	10,381	[c]	1,798,612
General Growth Properties	91,012	[c]	2,090,546
HCP	75,493	[c]	3,160,137
Health Care	47,733	[c]	3,011,475
Host Hotels & Resorts	127,505	[c]	2,734,982
Kimco Realty	68,950	[c]	1,580,334
Macerich	24,295	[c]	1,576,988
Plum Creek Timber	28,023	[c]	1,221,803
Prologis	82,685	[c]	3,359,492
Public Storage	24,015	[c]	4,214,873
Simon Property Group	52,984	[c]	9,176,829
Ventas	49,675	[c]	3,282,524
Vornado Realty Trust	29,837	[c]	3,061,276
Weyerhaeuser	99,813	[c]	2,979,418
			63,881,806

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—4.1%
Amazon.com	62,723	[b]	19,075,946
AutoNation	11,377	[b]	602,867
AutoZone	5,678	[b]	3,031,427
Bed Bath & Beyond	36,578	[b]	2,272,591
Best Buy	45,619		1,182,901
CarMax	37,907	[b]	1,659,568
Dollar General	50,223	[b]	2,834,586
Dollar Tree	34,142	[b]	1,777,774
Expedia	17,253		1,224,790
Family Dollar Stores	16,391		962,971
GameStop, Cl. A	19,268	[a]	764,554
Gap	43,467		1,708,253
Genuine Parts	25,965		2,262,071
Home Depot	237,446		18,879,331
Kohl’s	34,082		1,867,353
L Brands	41,129		2,229,192
Lowe’s	175,935		8,077,176
Macy’s	61,802		3,549,289
Netflix	10,083	[b]	3,247,129
Nordstrom	24,113		1,477,645
O’Reilly Automotive	18,080	[b]	2,690,123
PetSmart	16,940	[a]	1,146,499
Priceline Group	8,790	[b]	10,176,622
Ross Stores	35,782		2,436,039
Staples	114,694	[a]	1,433,675
Target	106,179		6,556,553
The TJX Companies	119,536		6,954,604
Tiffany & Co.	18,448		1,614,016
Tractor Supply	23,868		1,604,884
TripAdvisor	18,331	[b]	1,480,045
Urban Outfitters	19,231	[b]	685,681
			115,466,155
Semiconductors & Semiconductor
Equipment—2.1%
Altera	54,958		1,787,234
Analog Devices	52,479		2,691,648

18

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Applied Materials	199,893		3,809,961
Broadcom, Cl. A	93,043		2,866,655
First Solar	10,675	[b]	720,456
Intel	838,346		22,375,455
KLA-Tencor	28,256		1,808,101
Lam Research	27,672		1,594,184
Linear Technology	40,484		1,801,538
LSI	90,852		1,012,091
Microchip Technology	33,824	[a]	1,607,993
Micron Technology	176,918	[b]	4,621,098
NVIDIA	96,700		1,786,049
Texas Instruments	184,082		8,366,527
Xilinx	46,090		2,174,987
			59,023,977
Software & Services—10.0%
Accenture, Cl. A	106,952		8,579,689
Adobe Systems	77,983	[b]	4,810,771
Akamai Technologies	30,772	[b]	1,633,070
Alliance Data Systems	8,960	[b]	2,167,424
Autodesk	38,698	[b]	1,858,278
Automatic Data Processing	80,843		6,302,520
CA	53,728		1,619,362
Citrix Systems	30,566	[b]	1,812,869
Cognizant Technology Solutions, Cl. A	101,472	[b]	4,861,016
Computer Sciences	24,826		1,469,203
eBay	196,212	[b]	10,169,668
Electronic Arts	50,857	[b]	1,439,253
Facebook, Cl. A	287,940	[b]	17,213,053
Fidelity National Information Services	48,098		2,569,876
Fiserv	42,907	[b]	2,607,887
Google, Cl. A	47,595	[b]	25,457,614
Google, Cl. C	47,595	[b]	25,066,383
International Business Machines	165,120		32,441,126
Intuit	47,819		3,622,289
MasterCard, Cl. A	172,092		12,657,367

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Microsoft	1,274,844		51,503,698
Oracle	583,989		23,873,470
Paychex	53,515		2,237,462
Red Hat	32,818	[b]	1,596,596
salesforce.com	94,625	[b]	4,887,381
Symantec	116,194		2,356,414
Teradata	28,299	[b]	1,286,473
Total System Services	28,103		892,832
VeriSign	22,359	[b]	1,054,898
Visa, Cl. A	85,337		17,290,130
Western Union	95,917		1,522,203
Xerox	196,633		2,377,293
Yahoo!	157,307	[b]	5,655,187
			284,892,755
Technology Hardware & Equipment—6.4%
Amphenol, Cl. A	26,080		2,486,728
Apple	150,417		88,759,568
Cisco Systems	868,902		20,080,325
Corning	234,853		4,910,776
EMC	341,617		8,813,719
F5 Networks	12,755	[b]	1,341,443
FLIR Systems	25,374		863,731
Harris	17,893		1,315,493
Hewlett-Packard	321,317		10,622,740
Jabil Circuit	32,358		558,499
Juniper Networks	83,861	[b]	2,070,528
Motorola Solutions	38,847		2,469,892
NetApp	57,918		2,062,460
QUALCOMM	285,136		22,443,055
SanDisk	38,536		3,274,404
Seagate Technology	54,356		2,858,038
TE Connectivity	68,200		4,022,436
Western Digital	35,118		3,094,949
			182,048,784

20

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services—2.4%
AT&T	878,054		31,346,528
CenturyLink	99,978		3,490,232
Frontier Communications	165,132	[a]	982,535
Verizon Communications	698,251		32,629,269
Windstream Holdings	106,795	[a]	968,631
			69,417,195
Transportation—2.0%
C.H. Robinson Worldwide	25,541		1,504,365
CSX	172,145		4,857,932
Delta Air Lines	142,344		5,242,530
Expeditors International of Washington	35,804		1,476,557
FedEx	46,870		6,386,037
Kansas City Southern	18,719		1,888,373
Norfolk Southern	51,770		4,893,818
Ryder System	8,268		679,464
Southwest Airlines	115,975		2,803,116
Union Pacific	76,743		14,614,169
United Parcel Service, Cl. B	119,607		11,781,289
			56,127,650
Utilities—3.2%
AES	108,632		1,569,732
AGL Resources	19,005		1,026,270
Ameren	41,415		1,710,854
American Electric Power	80,957		4,356,296
CenterPoint Energy	72,434		1,793,466
CMS Energy	45,572		1,381,287
Consolidated Edison	49,868		2,893,840
Dominion Resources	98,077		7,114,506
DTE Energy	30,234		2,362,485
Duke Energy	118,742		8,845,092
Edison International	54,443		3,079,296
Entergy	29,515		2,139,838
Exelon	143,502		5,026,875
FirstEnergy	71,055		2,398,106

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Integrys Energy Group	13,486		826,422
NextEra Energy	73,405		7,329,489
NiSource	51,907		1,885,262
Northeast Utilities	52,519		2,482,048
NRG Energy	54,842		1,794,430
Pepco Holdings	42,315		1,132,349
PG&E	75,954		3,461,983
Pinnacle West Capital	18,129		1,014,318
PPL	105,278		3,509,969
Public Service Enterprise Group	86,131		3,528,787
SCANA	24,197		1,298,895
Sempra Energy	38,477		3,794,217
Southern	148,065		6,785,819
TECO Energy	37,265		669,279
Wisconsin Energy	38,946		1,888,102
Xcel Energy	82,108		2,616,782
			89,716,094
Total Common Stocks
(cost $1,176,672,927)			2,836,492,809
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 6/26/14	860,000	[d]	859,990
0.03%, 9/11/14	15,000	[d]	14,999
Total Short-Term Investments
(cost $874,888)			874,989

Other Investment—.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,180,386)	15,180,386	[e]	15,180,386

22

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $10,488,752)	10,488,752 [e]	10,488,752
Total Investments (cost $1,203,216,953)	100.4%	2,863,036,936
Liabilities, Less Cash and Receivables	(.4%)	(12,156,522)
Net Assets	100.0%	2,850,880,414

a Security, or portion thereof, on loan.At April 30, 2014, the value of the fund’s securities on loan was $13,988,486 and the value of the collateral held by the fund was $14,185,909, consisting of cash collateral of $10,488,752 and
U.S. Government and Agency securities valued at $3,697,157.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Energy	10.5	Insurance	2.9
Software & Services	10.0	Food & Staples Retailing	2.4
Pharmaceuticals,		Telecommunication Services	2.4
Biotech & Life Sciences	9.0	Real Estate	2.2
Capital Goods	8.1	Household & Personal Products	2.1
Technology Hardware & Equipment	6.4	Semiconductors &
Banks	6.0	Semiconductor Equipment	2.1
Food, Beverage & Tobacco	5.3	Transportation	2.0
Diversified Financials	4.9	Consumer Services	1.7
Health Care Equipment & Services	4.1	Consumer Durables & Apparel	1.3
Retailing	4.1	Automobiles & Components	1.1
Materials	3.5	Short-Term/Money Market Investments	.9
Media	3.5	Commercial & Professional Services	.7
Utilities	3.2		100.4

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	207	19,436,265	June 2014	192,525

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,988,486)—Notes 1(b):
Unaffiliated issuers	1,177,547,815	2,837,367,798
Affiliated issuers	25,669,138	25,669,138
Cash		2,137,227
Dividends, interest and securities lending income receivable		2,628,542
Receivable for investment securities sold		1,929,459
Receivable for shares of Common Stock subscribed		223,845
Receivable for futures variation margin—Note 4		60,319
		2,870,016,328
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,143,124
Liability for securities on loan—Note 1(b)		10,488,752
Payable for shares of Common Stock redeemed		4,979,018
Payable for investment securities purchased		2,520,854
Accrued expenses		4,166
		19,135,914
Net Assets ($)		2,850,880,414
Composition of Net Assets ($):
Paid-in capital		1,180,979,316
Accumulated undistributed investment income—net		13,240,803
Accumulated net realized gain (loss) on investments		(3,352,213)
Accumulated net unrealized appreciation (depreciation)
on investments (including $192,525 net unrealized
appreciation on financial futures)		1,660,012,508
Net Assets ($)		2,850,880,414
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		56,999,069
Net Asset Value, offering and redemption price per share ($)		50.02

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,428 foreign taxes withheld at source):
Unaffiliated issuers	28,635,730
Affiliated issuers	7,100
Income from securities lending—Note 1(b)	29,649
Interest	160
Total Income	28,672,639
Expenses:
Management fee—Note 3(a)	3,483,239
Shareholder servicing costs—Note 3(b)	3,483,239
Directors’ fees —Note 3(a,c)	106,294
Loan commitment fees—Note 2	11,118
Interest expense—Note 2	473
Total Expenses	7,084,363
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(106,294)
Net Expenses	6,978,069
Investment Income—Net	21,694,570
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	49,871,239
Net realized gain (loss) on financial futures	1,941,174
Net Realized Gain (Loss)	51,812,413
Net unrealized appreciation (depreciation) on investments	144,723,969
Net unrealized appreciation (depreciation) on financial futures	(28,769)
Net Unrealized Appreciation (Depreciation)	144,695,200
Net Realized and Unrealized Gain (Loss) on Investments	196,507,613
Net Increase in Net Assets Resulting from Operations	218,202,183

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	21,694,570	44,315,533
Net realized gain (loss) on investments	51,812,413	54,132,849
Net unrealized appreciation
(depreciation) on investments	144,695,200	497,582,084
Net Increase (Decrease) in Net Assets
Resulting from Operations	218,202,183	596,030,466
Dividends to Shareholders from ($):
Investment income—net	(42,005,443)	(41,840,455)
Net realized gain on investments	(58,045,874)	(32,223,101)
Total Dividends	(100,051,317)	(74,063,556)
Capital Stock Transactions ($):
Net proceeds from shares sold	267,660,308	622,424,752
Dividends reinvested	98,667,543	72,174,741
Cost of shares redeemed	(388,998,659)	(788,067,025)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(22,670,808)	(93,467,532)
Total Increase (Decrease) in Net Assets	95,480,058	428,499,378
Net Assets ($):
Beginning of Period	2,755,400,356	2,326,900,978
End of Period	2,850,880,414	2,755,400,356
Undistributed investment income—net	13,240,803	33,551,676
Capital Share Transactions (Shares):
Shares sold	5,482,215	14,520,000
Shares issued for dividends reinvested	2,027,090	1,889,752
Shares redeemed	(7,981,710)	(18,408,216)
Net Increase (Decrease) in Shares Outstanding	(472,405)	(1,998,464)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
(Unaudited)			2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	47.94		39.13	34.90	33.62	29.45	27.66
Investment Operations:
Investment income—net[a]	.38		.75	.63	.55	.49	.53
Net realized and
unrealized gain (loss)
on investments	3.46		9.32	4.38	2.00	4.19	1.93
Total from
Investment Operations	3.84		10.07	5.01	2.55	4.68	2.46
Distributions:
Dividends from
investment income—net	(.74)		(.71)	(.56)	(.51)	(.51)	(.67)
Dividends from net realized
gain on investments	(1.02)		(.55)	(.22)	(.76)	—	—
Total Distributions	(1.76)		(1.26)	(.78)	(1.27)	(.51)	(.67)
Net asset value,
end of period	50.02		47.94	39.13	34.90	33.62	29.45
Total Return (%)	8.11	[b]	26.56	14.67	7.61	16.02	9.42
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.56	[c]	1.75	1.71	1.55	1.55	2.06
Portfolio Turnover Rate	2.19	[b]	2.92	3.20	3.38	5.45	4.36
Net Assets,
end of period
($ x 1,000)	2,850,880		2,755,400	2,326,901	2,230,524	2,327,872	2,238,885

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to match the performance of the Standard & Poor’s ® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official clos-

30

ing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,831,807,870	—	—	2,831,807,870
Equity Securities—
Foreign
Common Stocks†	4,684,939	—	—	4,684,939
Mutual Funds	25,669,138	—	—	25,669,138
U.S. Treasury	—	874,989	—	874,989
Other Financial
Instruments:
Financial Futures††	192,525	—	—	192,525

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

32

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014, The Bank of New York Mellon earned $8,118 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2013($)	Purchases ($)	Sales($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	16,179,554	151,317,815	152,316,983	15,180,386.5

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value			Value	Net
Company	10/31/2013 ($)	Purchases ($)	Sales ($)	4/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	9,096,284	64,452,694	63,060,226	10,488,752.4
Total	25,275,838	215,770,509	215,377,209	25,669,138.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income

34

$44,234,704 and long-term capital gains $29,828,852.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2014 was approximately $87,300 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $106,294.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, the fund was charged $3,483,239 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $579,389 and Shareholder Services Plan fees $579,389, which are offset against an expense reimbursement currently in effect in the amount of $15,654.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2014, amounted to $61,309,802 and $158,087,482, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-

36

ative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity financial futures	25,853,702

At April 30, 2014, accumulated net unrealized appreciation on investments was $1,659,819,983, consisting of $1,685,516,872 gross unrealized appreciation and $25,696,889 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two-step transaction with shares being repurchased byTribune in a tender offer in June 2007 (“Step One”) and in a go-private merger in December 2007 (“Step Two”). In 2008, approximately one year after the LBO was concluded,Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more

38

than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange.There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the LBO. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case.The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014.As of June 2, 2014, the Second Circuit had not yet set a date for oral argument.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiff’s reponse brief is due on June 23, 2014, and the reply brief, if any, is due on July 3, 2014. No date for oral argument has been scheduled, as of June 2, 2014. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

As of June 2, 2014, no answers to the Fifth Amended Complaint in the FitzSimons case may be filed.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

40

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group for all periods, and at or above the Performance Universe median for three of the six one-year periods.The Board noted that, in periods when the fund’s performance was below the medians, it was only below the median by one to six basis points. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into

42

account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee (highest in the Expense Group) and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

44

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 45

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

Smallcap

Stock Index Fund

SEMIANNUAL REPORT April 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2013, through April 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The final two months of 2013 witnessed a firming U.S. labor market, further improvements in housing data, and generally strong corporate earnings growth, but U.S. GDP growth over the opening months of 2014 generally stalled due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses.Although stocks encountered volatility under these mixed conditions, investors largely appeared to shrug off recent economic shortfalls as some broad measures of U.S. stock market performance either achieved or approached new all-time highs on the reporting period’s final day.

We believe that the economic recovery’s pause over the winter of 2014 will prove temporary, and we currently expect to see accelerating growth over the next few years as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stock valuations have generally risen after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through April 30, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2014, Dreyfus Smallcap Stock Index Fund produced a total return of 4.05%.1 In comparison, the Standard & Poor’s SmallCap 600® Index (“S&P 600 Index”), the fund’s benchmark, produced a 4.21% total return for the same period.2,3

Despite anemic growth in the midst of harsh winter weather over the opening months of 2014, general improvement in U.S. economic conditions generally helped support modest gains for small-cap stocks for the reporting period overall. The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 600 Index.

Stocks Advanced Despite Economic Uncertainty

Despite occasional bouts of weakness, stocks generally continued to climb over the reporting period during an economic recovery fueled by falling unemployment and low short-term interest rates. These factors proved especially supportive of stock prices over the final months of 2013, when the market rally was led by smaller, more speculative companies that tend to be more sensitive to changes in economic conditions.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, market sentiment appeared to change in January 2014, when U.S. equities gave back some of their previous gains amid concerns about economic slowdowns in the emerging markets. Stocks rebounded in February and maintained their value in March and April when those worries proved to be overblown. Nonetheless, the U.S. Department of Commerce estimated that U.S. GDP grew at a very sluggish annualized rate of just 0.01% over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

Despite these troublesome economic developments, U.S. small-cap stocks generally posted positive results for the reporting period. However, large-cap and midcap stocks produced higher returns than their small-cap counterparts, on average.Value-oriented small-cap stocks typically fared better than growth-oriented stocks over the reporting period as investors turned their attention from economically sensitive companies to those with steady earnings and underlying businesses that tend to do consistently well under a variety of economic conditions.

All Market Sectors Post Positive Absolute Returns

All 10 of the economic segments represented in the S&P 600 Index produced positive absolute returns over the reporting period.The industrials, information technology, and materials sectors led the small-cap market’s advance.

In the industrials sector, midsize aerospace-and-defense contractors benefited from pent-up government demand after Congress passed a budget with increased allocations to defense spending. Larger defense companies also acquired smaller firms at a premium to their stock prices at the time. Machinery companies fared well, particularly makers of railcars and tanker trucks that saw orders rise amid a boom in domestic energy production.Among information technology companies, semiconductor manufacturers that serve the supply chain of consumer electronics giant Apple gained value as sales of smartphones and streaming video devices climbed. Producers of electrical equipment and instruments benefited from intensifying mergers-and-acquisitions activity, and makers of equipment for the health care industry fared relatively well due to higher demand. Small-cap metals-and-mining companies in the materials sector rebounded from earlier weakness, and gains among suppliers of sand and gravel for hydraulic fracturing helped drive the sector’s advance.

4

Although disappointments proved relatively mild over the reporting period, the telecommunications services sector lagged market averages due to intensifying competitive pressures, higher network access costs, and rising labor costs.The health care sector also eked out just a modest overall gain when some companies missed earnings targets due to operational problems surrounding the rollout of the Affordable Care Act early in the reporting period.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that U.S. economic growth showed signs by the end of the reporting period of rebounding from previous weather-related weakness. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2013 to April 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2014

Expenses paid per $1,000†	$2.53
Ending value (after expenses)	$1,040.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2014

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2014 (Unaudited)

Common Stocks—99.6%	Shares		Value ($)
Automobiles & Components—.7%
Dorman Products	78,281	[a]	4,505,072
Drew Industries	57,365		2,886,607
Spartan Motors	35,411		188,032
Standard Motor Products	53,229		2,022,170
Superior Industries International	37,955		802,369
Winnebago Industries	70,269	[a]	1,679,429
			12,083,679
Banks—7.8%
Bank Mutual	153,521		924,196
Bank of the Ozarks	76,470		4,580,553
Banner	65,865		2,604,302
BBCN Bancorp	185,555		2,859,403
BofI Holding	29,392	[a]	2,369,289
Boston Private Financial Holdings	256,195		3,204,999
Brookline Bancorp	126,998		1,153,142
Cardinal Financial	75,620		1,270,416
City Holding	37,313		1,604,086
Columbia Banking System	121,171		3,007,464
Community Bank System	92,193		3,428,658
CVB Financial	288,470		4,171,276
Dime Community Bancshares	49,857		812,669
F.N.B	397,774		4,948,309
First BanCorp	336,333	[a]	1,728,752
First Commonwealth Financial	283,544		2,435,643
First Financial Bancorp	143,697		2,326,454
First Financial Bankshares	79,388		4,687,861
First Midwest Bancorp	235,135		3,849,160
Glacier Bancorp	218,583		5,608,840
Hanmi Financial	103,277		2,196,702
Home BancShares	119,700		3,795,687
Independent Bank	47,972		1,780,721
MB Financial	149,666		4,017,035
National Penn Bancshares	350,723		3,426,564
NBT Bankcorp	91,610		2,074,966
Northwest Bancshares	219,534		2,917,607
Old National Bancorp	315,480		4,454,578

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
Oritani Financial	136,475		2,023,924
Pinnacle Financial Partners	101,121		3,495,753
PrivateBancorp	193,057		5,322,581
Provident Financial Services	152,036		2,642,386
S&T Bancorp	103,728		2,412,713
Simmons First National, Cl. A	54,265		1,962,222
Sterling Bancorp	190,113		2,273,751
Susquehanna Bancshares	459,246		4,757,789
Taylor Capital Group	19,934	[a]	424,395
Texas Capital Bancshares	104,390	[a]	5,865,674
Tompkins Financial	18,914		891,606
TrustCo Bank	184,658		1,220,589
UMB Financial	91,057		5,345,956
United Bankshares	153,943		4,502,833
United Community Banks	132,546	[a]	2,140,618
ViewPoint Financial Group	105,269		2,744,363
Wilshire Bancorp	169,402		1,694,020
Wintrust Financial	123,525		5,536,390
			137,496,895
Capital Goods—10.1%
AAON	87,893		2,491,767
AAR	124,587		3,226,803
Actuant, Cl. A	206,078		6,977,801
Aegion	91,284	[a]	2,326,829
Aerovironment	36,172	[a]	1,221,528
Albany International, Cl. A	81,615		2,936,508
American Science & Engineering	22,657		1,522,550
American Woodmark	43,628	[a]	1,309,276
Apogee Enterprises	69,254		2,200,200
Applied Industrial Technologies	114,890		5,505,529
Astec Industries	52,446		2,095,218
AZZ	53,342		2,316,110
Barnes Group	124,422		4,792,735
Brady, Cl. A	120,903		3,118,088
Briggs & Stratton	150,849		3,223,643
CIRCOR International	47,937		3,892,964

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Comfort Systems USA	110,011		1,650,165
Cubic	47,076		2,232,815
Curtiss-Wright	129,134		8,256,828
DXP Enterprises	28,587	[a]	3,236,334
Dycom Industries	84,214	[a]	2,644,320
EMCOR Group	172,840		7,948,912
Encore Wire	58,770		2,863,862
EnerSys	126,861		8,573,266
Engility Holdings	58,195	[a]	2,539,630
EnPro Industries	51,344	[a]	3,656,206
ESCO Technologies	59,988		2,004,799
Federal Signal	198,664		3,015,720
Franklin Electric	92,574		3,579,837
GenCorp	132,148	[a]	2,320,519
Gibraltar Industries	67,653	[a]	1,155,513
Griffon	120,012		1,276,928
John Bean Technologies	83,222		2,412,606
Kaman	62,967		2,642,725
Lindsay	37,246		3,282,490
Lydall	70,360	[a]	1,647,128
Moog, Cl. A	129,330	[a]	8,464,648
Mueller Industries	138,050		3,995,167
National Presto Industries	9,225		666,598
Orbital Sciences	164,483	[a]	4,835,800
Orion Marine Group	50,589	[a]	593,409
Powell Industries	17,611		1,115,129
Quanex Building Products	105,966		1,996,399
Simpson Manufacturing	126,568		4,150,165
Standex International	35,494		2,107,279
Taser International	137,146	[a]	2,214,908
Teledyne Technologies	97,996	[a]	9,099,909
Tennant	46,071		2,938,869
Titan International	117,588		2,058,966
Toro	154,234		9,800,028
Universal Forest Products	54,647		2,759,127
Vicor	30,461	[a]	254,654

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Watts Water Technologies, Cl. A	73,570		3,913,924
			177,063,131
Commercial & Professional Services—3.3%
ABM Industries	122,066		3,306,768
CDI	36,364		557,096
Exponent	34,028		2,396,252
G&K Services, Cl. A	55,458		2,935,947
Healthcare Services Group	166,387		4,841,862
Heidrick & Struggles International	36,877		695,131
Insperity	57,339		1,838,288
Interface	153,035		2,753,100
Kelly Services, Cl. A	90,009		1,895,590
Korn/Ferry International	128,979	[a]	3,746,840
Mobile Mini	101,295		4,475,213
Navigant Consulting	146,509	[a]	2,461,351
On Assignment	124,296	[a]	4,350,360
Resources Connection	104,396		1,420,830
Tetra Tech	156,083	[a]	4,474,900
TrueBlue	130,118	[a]	3,480,656
UniFirst	46,434		4,468,808
United Stationers	107,777		4,044,871
Viad	41,695		961,070
WageWorks	70,876	[a]	3,003,016
			58,107,949
Consumer Durables & Apparel—4.0%
Arctic Cat	41,737		1,706,626
Blyth	25,232		236,424
Callaway Golf	148,917		1,297,067
Crocs	219,329	[a]	3,318,448
Ethan Allen Interiors	84,606		2,054,234
G-III Apparel Group	45,489	[a]	3,264,746
Helen of Troy	62,129	[a]	3,895,488
Iconix Brand Group	139,924	[a]	5,946,770
iRobot	71,546	[a]	2,396,791
JAKKS Pacific	54,153		474,380
La-Z-Boy	147,611		3,576,615

10

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
M/I Homes	58,256	[a]	1,297,361
Meritage Homes	93,735	[a]	3,616,296
Movado Group	51,799		2,034,665
Oxford Industries	32,469		2,143,279
Perry Ellis International	28,940	[a]	436,994
Quiksilver	318,458	[a]	2,044,500
Ryland Group	122,574		4,705,616
Skechers USA, Cl. A	114,735	[a]	4,702,988
Standard Pacific	379,595	[a]	3,032,964
Steven Madden	162,307	[a]	5,779,752
Sturm Ruger & Co.	52,900		3,404,115
Universal Electronics	45,404	[a]	1,695,839
Wolverine World Wide	275,531		7,742,421
			70,804,379
Consumer Services—4.2%
American Public Education	54,730	[a]	1,893,658
Biglari Holdings	2,576	[a]	1,105,156
BJ’s Restaurants	48,683	[a]	1,389,900
Boyd Gaming	181,231	[a]	2,142,150
Buffalo Wild Wings	52,334	[a]	7,647,044
Capella Education	29,091		1,697,751
Career Education	123,606	[a]	892,435
Cracker Barrel Old Country Store	65,810		6,234,839
DineEquity	44,028		3,337,763
Hillenbrand	162,403		4,937,051
Interval Leisure Group	110,766		2,854,440
ITT Educational Services	56,861	[a]	1,535,247
Jack in the Box	119,079	[a]	6,375,490
Marcus	79,304		1,326,756
Marriott Vacations Worldwide	84,754	[a]	4,617,398
Monarch Casino & Resort	38,400	[a]	615,936
Multimedia Games Holding Company	86,522	[a]	2,526,442
Papa John’s International	72,765		3,191,473
Pinnacle Entertainment	146,619	[a]	3,411,824
Red Robin Gourmet Burgers	34,034	[a]	2,313,631
Regis	86,008		1,130,145

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Ruby Tuesday	125,927	[a]	970,897
Ruth’s Hospitality Group	110,912		1,396,382
Scientific Games, Cl. A	126,942	[a]	1,520,765
Sonic	149,562	[a]	2,847,660
Strayer Education	29,270	[a]	1,247,780
Texas Roadhouse	170,426		4,216,339
Universal Technical Institute	43,320		520,273
			73,896,625
Diversified Financials—3.6%
Calamos Asset Management, Cl. A	67,277		819,434
Cash America International	86,001		3,745,344
Encore Capital Group	49,212	[a]	2,126,943
Evercore Partners, Cl. A	102,823		5,493,833
EZCORP, Cl. A	120,166	[a]	1,253,331
Financial Engines	137,292		6,075,171
First Cash Financial Services	78,462	[a]	3,826,592
FXCM, Cl. A	86,656		1,341,435
Green Dot, Cl. A	65,955	[a]	1,145,638
HFF, Cl. A	99,935		3,397,790
Interactive Brokers Group, Cl. A	111,902		2,674,458
Investment Technology Group	108,966	[a]	2,249,058
MarketAxess Holdings	110,742		5,966,779
Piper Jaffray	34,121	[a]	1,496,547
Portfolio Recovery Associates	138,258	[a]	7,901,445
Stifel Financial	154,892	[a]	7,244,299
Virtus Investment Partners	19,816	[a]	3,665,762
World Acceptance	34,137	[a]	2,478,346
			62,902,205
Energy—4.9%
Approach Resources	87,128	[a]	1,807,906
Arch Coal	529,617		2,425,646
Basic Energy Services	54,213	[a]	1,432,307
Bristow Group	91,541		7,030,349
C&J Energy Services	121,299	[a]	3,646,248
Carrizo Oil & Gas	108,861	[a]	5,989,532
Cloud Peak Energy	134,641	[a]	2,651,081

12

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Comstock Resources	131,714		3,661,649
Contango Oil & Gas	41,176	[a]	1,978,095
ERA Group	61,168	[a]	1,746,346
Exterran Holdings	158,565		6,821,466
Forest Oil	389,066	[a]	723,663
Geospace Technologies	29,863	[a]	1,735,936
Green Plains Renewable Energy	92,148		2,755,225
Gulf Island Fabrication	35,016		702,421
Hornbeck Offshore Services	80,923	[a]	3,352,640
ION Geophysical	322,877	[a]	1,420,659
Matrix Service	76,699	[a]	2,375,368
Newpark Resources	252,175	[a]	3,036,187
Northern Oil and Gas	145,444	[a]	2,244,201
PDC Energy	93,252	[a]	5,937,355
Penn Virginia	123,345	[a]	2,052,461
PetroQuest Energy	161,289	[a]	970,960
Pioneer Energy Services	138,701	[a]	2,076,354
SEACOR Holdings	56,943	[a]	4,748,477
Stone Energy	139,853	[a]	6,859,790
Swift Energy	97,977	[a]	1,208,056
Tesco	99,484	[a]	1,989,680
TETRA Technologies	203,646	[a]	2,545,575
			85,925,633
Food & Staples Retailing—.8%
Andersons	76,816		4,784,869
Casey’s General Stores	101,424		6,963,772
Spartan Stores	112,950		2,432,943
			14,181,584
Food, Beverage & Tobacco—2.5%
Alliance One International	295,313	[a]	758,954
Annie’s	40,385	[a]	1,312,916
B&G Foods	125,611		4,120,041
Boston Beer, Cl. A	20,847	[a]	5,129,196
Cal-Maine Foods	35,694		2,128,433
Calavo Growers	25,423		790,401
Darling International	407,428	[a]	8,152,634

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Diamond Foods	47,018	[a]	1,437,340
J&J Snack Foods	37,416		3,502,138
Sanderson Farms	58,494		4,812,301
Seneca Foods, Cl. A	22,294	[a]	633,150
Snyders-Lance	144,276		3,831,971
TreeHouse Foods	96,483	[a]	7,220,788
			43,830,263
Health Care Equipment & Services—7.2%
Abaxis	56,193		2,281,998
ABIOMED	84,454	[a]	2,000,715
Air Methods	87,516	[a]	4,872,016
Almost Family	13,758	[a]	295,384
Amedisys	78,623	[a]	1,071,631
AMN Healthcare Services	124,131	[a]	1,549,155
AmSurg	85,976	[a]	3,723,621
Analogic	38,121		2,862,125
Anika Therapeutics	30,594	[a]	1,307,588
Bio-Reference Labs	55,869	[a]	1,419,073
Cantel Medical	84,349		2,797,013
Centene	161,710	[a]	10,737,544
Chemed	52,189		4,345,778
Computer Programs & Systems	24,403		1,540,561
CONMED	78,023		3,614,806
CorVel	34,141	[a]	1,554,781
Cross Country Healthcare	75,159	[a]	532,877
CryoLife	87,117		791,022
Cyberonics	62,683	[a]	3,708,326
Cynosure, Cl. A	34,603	[a]	849,158
Ensign Group	47,865		2,034,263
Gentiva Health Services	78,108	[a]	588,153
Greatbatch	63,133	[a]	2,906,012
Haemonetics	133,757	[a]	4,060,863
Hanger	82,302	[a]	2,853,410
HealthStream	47,212	[a]	1,069,352

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Healthways	83,531	[a]	1,503,558
ICU Medical	37,464	[a]	2,089,742
Integra LifeSciences Holdings	49,120	[a]	2,238,890
Invacare	67,234		1,062,297
IPC The Hospitalist	41,222	[a]	1,669,491
Kindred Healthcare	128,486		3,224,999
Landauer	26,254		1,135,223
LHC Group	45,193	[a]	939,111
Magellan Health Services	80,568	[a]	4,650,385
Medidata Solutions	122,576	[a]	4,450,735
Meridian Bioscience	120,398		2,404,348
Merit Medical Systems	89,044	[a]	1,145,996
Molina Healthcare	74,919	[a]	2,801,971
MWI Veterinary Supply	32,118	[a]	5,030,964
Natus Medical	73,007	[a]	1,812,764
Neogen	88,482	[a]	3,696,336
NuVasive	116,837	[a]	3,938,575
Omnicell	100,677	[a]	2,665,927
PharMerica	87,688	[a]	2,384,237
Quality Systems	140,252		2,071,522
SurModics	49,312	[a]	1,073,029
Symmetry Medical	124,679	[a]	1,029,849
West Pharmaceutical Services	197,004		8,546,034
			126,933,208
Household & Personal Products—.4%
Central Garden & Pet, Cl. A	56,448	[a]	466,825
Inter Parfums	50,373		1,843,148
Medifast	45,985	[a]	1,455,425
WD-40	39,322		2,864,214
			6,629,612
Insurance—1.9%
AMERISAFE	41,460		1,768,269
eHealth	42,233	[a]	1,769,140
Employers Holdings	97,538		1,984,898

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
HCI Group	23,906		924,684
Horace Mann Educators	90,463		2,720,222
Infinity Property & Casualty	27,988		1,795,990
Meadowbrook Insurance Group	69,905		391,468
Navigators Group	32,336	[a]	1,842,182
ProAssurance	149,551		6,792,606
RLI	77,843		3,351,920
Safety Insurance Group	28,939		1,554,314
Selective Insurance Group	158,735		3,641,381
Stewart Information Services	68,040		2,075,220
Tower Group International	71,359		175,543
United Fire Group	60,477		1,682,470
Universal Insurance Holdings	81,508		1,192,462
			33,662,769
Materials—6.5%
A. Schulman	78,696		2,826,760
A.M. Castle & Co.	79,534	[a]	976,678
AK Steel Holding	364,172	[a]	2,549,204
AMCOL International	73,432		3,366,857
American Vanguard	69,461		1,237,100
Balchem	84,634		5,243,076
Boise Cascade	84,069	[a]	2,103,406
Calgon Carbon	168,642	[a]	3,377,899
Century Aluminum	127,164	[a]	1,748,505
Clearwater Paper	53,714	[a]	3,297,502
Deltic Timber	21,708		1,318,761
Flotek Industries	106,331	[a]	2,978,331
FutureFuel	78,541		1,576,318
Glatfelter	103,789		2,648,695
Globe Specialty Metals	198,337		3,843,771
H.B. Fuller	132,210		6,125,289
Hawkins	9,943		359,937
Haynes International	24,753		1,313,147
Headwaters	191,759	[a]	2,393,152
Innophos Holdings	51,498		2,906,547

16

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Kaiser Aluminum	52,833		3,719,443
KapStone Paper and Packaging	199,060	[a]	5,251,203
Koppers Holdings	59,774		2,552,350
Kraton Performance Polymers	74,046	[a]	1,928,898
LSB Industries	40,348	[a]	1,540,890
Materion	69,483		2,338,103
Myers Industries	86,122		1,610,481
Neenah Paper	49,555		2,496,085
Olympic Steel	40,857		1,076,991
OM Group	82,017		2,402,278
Quaker Chemical	38,920		2,896,816
RTI International Metals	75,424	[a]	2,123,940
Schweitzer-Mauduit International	91,294		3,984,070
Stepan	53,146		3,073,433
Stillwater Mining	335,924	[a]	5,300,881
SunCoke Energy	194,125	[a]	4,051,389
Texas Industries	53,741	[a]	4,659,345
Tredegar	46,188		961,172
US Silica Holdings	136,831		6,180,656
Wausau Paper	154,403		1,846,660
Zep	56,036		968,862
			113,154,881
Media—.8%
E.W. Scripps, Cl. A	70,159	[a]	1,201,824
Harte-Hanks	165,879		1,333,667
Live Nation Entertainment	375,090	[a]	7,831,879
Scholastic	59,370		1,953,867
Sizmek	73,893	[a]	707,895
			13,029,132
Pharmaceuticals, Biotech &
Life Sciences—3.4%
Aceto	70,596		1,544,640
Acorda Therapeutics	106,841	[a]	3,787,513
Affymetrix	246,109	[a]	1,828,590
Akorn	212,115	[a]	5,349,540

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Albany Molecular Research	48,747	[a]	782,877
ArQule	98,879	[a]	160,184
Cambrex	66,534	[a]	1,363,282
Emergent BioSolutions	97,957	[a]	2,582,147
Impax Laboratories	188,055	[a]	4,917,638
Ligand Pharmaceuticals	60,446	[a]	3,818,374
Luminex	102,315	[a]	1,965,471
Medicines	152,029	[a]	4,043,971
Momenta Pharmaceuticals	121,863	[a]	1,391,675
PAREXEL International	161,938	[a]	7,343,888
Prestige Brands Holdings	139,447	[a]	4,674,263
Questcor Pharmaceuticals	149,167		12,258,544
Repligen	78,465	[a]	1,243,670
Spectrum Pharmaceuticals	114,974	[a]	789,871
			59,846,138
Real Estate—7.7%
Acadia Realty Trust	124,544	[b]	3,378,879
Agree Realty	35,984	[b]	1,074,842
American Assets Trust	100,319	[b]	3,405,830
Associated Estates Realty	134,133	[b]	2,250,752
Capstead Mortgage	278,946	[b]	3,564,930
Cedar Realty Trust	228,442	[b]	1,414,056
CoreSite Realty	48,998	[b]	1,490,519
Cousins Properties	475,968	[b]	5,535,508
DiamondRock Hospitality	540,287	[b]	6,629,321
EastGroup Properties	86,522	[b]	5,472,517
EPR Properties	151,064	[b]	8,098,541
Forestar Group	74,024	[a,b]	1,262,109
Franklin Street Properties	178,998	[b]	2,180,196
Geo Group	204,421		6,854,236
Getty Realty	68,419	[b]	1,294,487
Government Properties Income Trust	163,826	[b]	4,169,372
Healthcare Realty Trust	231,501	[b]	5,822,250

18

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Inland Real Estate	255,035	[b]	2,665,116
Kite Realty Group Trust	244,648	[b]	1,516,818
LaSalle Hotel Properties	272,560	[b]	9,016,285
Lexington Realty Trust	537,238	[b]	5,780,681
LTC Properties	104,394	[b]	4,032,740
Medical Properties Trust	416,270	[b]	5,619,645
Parkway Properties	167,002	[b]	3,149,658
Pennsylvania Real Estate
Investment Trust	169,457	[b]	2,804,513
Post Properties	148,176	[b]	7,439,917
PS Business Parks	60,163	[b]	5,160,181
Sabra Health Care	94,517	[b]	2,832,674
Saul Centers	28,831	[b]	1,323,055
Sovran Self Storage	94,041	[b]	7,137,712
Tanger Factory Outlet Centers	269,354	[b]	9,610,551
Universal Health Realty Income Trust	30,109	[b]	1,277,525
Urstadt Biddle Properties, Cl. A	68,697	[b]	1,402,106
			134,667,522
Retailing—5.4%
Aeropostale	175,763	[a]	873,542
Barnes & Noble	109,406	[a]	1,794,258
Big 5 Sporting Goods	52,516		641,220
Blue Nile	33,014	[a]	1,146,576
Brown Shoe Company	114,211		2,694,237
Buckle	76,831		3,610,289
Cato, Cl. A	78,711		2,242,476
Children’s Place Retail Stores	70,917		3,404,016
Christopher & Banks	128,538	[a]	802,077
Finish Line, Cl. A	113,383		3,121,434
Francesca’s Holdings	117,440	[a]	1,921,318
Fred’s, Cl. A	79,659		1,451,387
FTD Companies	44,529	[a]	1,351,010
Genesco	59,617	[a]	4,552,950
Group 1 Automotive	51,281		3,698,899

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Haverty Furniture	72,621		1,854,740
Hibbett Sports	59,262	[a]	3,191,259
JOS. A. Bank Clothiers	73,177	[a]	4,723,575
Kirkland’s	55,971	[a]	957,664
Lithia Motors, Cl. A	65,151		4,839,416
Lumber Liquidators Holdings	71,917	[a]	6,268,286
MarineMax	67,158	[a]	1,078,557
Men’s Wearhouse	121,870		5,774,201
Monro Muffler Brake	70,654		3,984,886
NutriSystem	81,506		1,222,590
Outerwall	52,114	[a]	3,614,106
PEP Boys-Manny Moe & Jack	103,277	[a]	1,055,491
PetMed Express	59,167		774,496
Pool	121,101		7,147,381
Select Comfort	136,587	[a]	2,513,201
Sonic Automotive, Cl. A	82,850		2,016,569
Stage Stores	59,858		1,148,076
Stein Mart	53,935		674,188
Tuesday Morning	92,686	[a]	1,295,750
Vitamin Shoppe	72,017	[a]	3,448,174
VOXX International	67,218	[a]	789,812
Zale	91,153	[a]	1,949,763
Zumiez	51,508	[a]	1,259,371
			94,887,241
Semiconductors & Semiconductor
Equipment—4.1%
Advanced Energy Industries	108,587	[a]	2,375,884
Brooks Automation	225,574		2,307,622
Cabot Microelectronics	62,900	[a]	2,727,973
Ceva	41,608	[a]	675,298
Cirrus Logic	193,408	[a]	4,312,998
Cohu	53,365		549,660
Diodes	112,117	[a]	2,956,525
DSP Group	61,946	[a]	493,090

20

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Entropic Communications	229,667	[a]	847,471
Exar	158,844	[a]	1,718,692
GT Advanced Technologies	338,512	[a]	5,622,684
Hittite Microwave	73,086		4,338,385
Kopin	154,486	[a]	503,624
Kulicke & Soffa Industries	211,891	[a]	3,116,917
Micrel	73,470		731,761
Microsemi	250,325	[a]	5,887,644
MKS Instruments	147,182		4,143,173
Monolithic Power Systems	96,878	[a]	3,594,174
Nanometrics	42,212	[a]	686,367
Pericom Semiconductor	88,145	[a]	711,330
Power Integrations	88,741		4,191,237
Rubicon Technology	33,191	[a]	336,225
Rudolph Technologies	49,107	[a]	447,365
Sigma Designs	82,778	[a]	312,073
Synaptics	86,261	[a]	5,361,121
Tessera Technologies	114,229		2,505,042
TriQuint Semiconductor	412,751	[a]	5,852,809
Ultratech	56,921	[a]	1,515,237
Veeco Instruments	90,348	[a]	3,340,166
			72,162,547
Software & Services—6.9%
Blackbaud	136,630		4,160,384
Blucora	114,102	[a]	2,196,464
Bottomline Technologies	90,300	[a]	2,857,092
CACI International, Cl. A	64,283	[a]	4,477,311
Cardtronics	129,735	[a]	4,343,528
CIBER	274,288	[a]	1,184,924
comScore	78,377	[a]	2,455,551
CSG Systems International	110,324		2,908,141
Dealertrack Technologies	113,006	[a]	5,163,244
Dice Holdings	141,160	[a]	1,079,874

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Digital River	94,559	[a]	1,445,807
Ebix	86,028		1,357,522
Epiq Systems	51,307		656,217
ExlService Holdings	94,310	[a]	2,668,501
Forrester Research	35,925		1,272,823
Heartland Payment Systems	99,950		4,091,953
Higher One Holdings	145,213	[a]	869,826
iGATE	80,422	[a]	2,943,445
Interactive Intelligence Group	36,297	[a]	2,271,103
j2 Global	111,882		5,186,850
Liquidity Services	64,143	[a]	1,106,467
LivePerson	104,328	[a]	1,032,847
LogMeIn	53,045	[a]	2,410,895
Manhattan Associates	206,716	[a]	6,517,755
ManTech International, Cl. A	61,944		1,847,790
MAXIMUS	172,482		7,342,559
MicroStrategy, Cl. A	23,213	[a]	2,818,755
Monotype Imaging Holdings	102,111		2,696,752
Monster Worldwide	244,688	[a]	1,685,900
NetScout Systems	103,210	[a]	4,021,062
NIC	167,620		3,074,151
OpenTable	57,314	[a]	3,849,208
Perficient	84,161	[a]	1,537,621
Progress Software	159,110	[a]	3,414,501
QuinStreet	99,921	[a]	609,518
Stamps.com	52,824	[a]	1,833,521
SYKES Enterprises	96,558	[a]	1,910,883
Synchronoss Technologies	73,331	[a]	2,232,196
Take-Two Interactive Software	256,494	[a]	5,227,348
Tangoe	79,921	[a]	1,202,012
TeleTech Holdings	71,705	[a]	1,730,242
Tyler Technologies	73,553	[a]	6,005,602
VASCO Data Security International	74,580	[a]	850,958
Virtusa	63,017	[a]	2,077,670

22

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
XO Group	98,520	[a]	1,046,282
			121,673,055
Technology Hardware &
Equipment—7.3%
Agilysys	45,484	[a]	570,369
Anixter International	74,472		7,296,767
ARRIS Group	297,637	[a]	7,765,349
Badger Meter	33,852		1,677,367
Bel Fuse, Cl. B	27,512		598,661
Belden	112,961		8,337,651
Benchmark Electronics	163,347	[a]	3,786,383
Black Box	43,791		930,997
CalAmp	78,553	[a]	1,394,316
Checkpoint Systems	130,074	[a]	1,661,045
Cognex	219,365	[a]	7,552,737
Coherent	70,362	[a]	4,201,315
Comtech Telecommunications	53,524		1,699,387
CTS	106,248		1,890,152
Daktronics	120,842		1,573,363
Digi International	45,297	[a]	401,331
DTS	49,343	[a]	918,273
Electro Scientific Industries	60,473		512,811
Electronics For Imaging	113,454	[a]	4,287,427
Fabrinet	91,148	[a]	1,968,797
FARO Technologies	44,819	[a]	1,788,278
Harmonic	322,275	[a]	2,265,593
II-VI	150,601	[a]	2,168,654
Insight Enterprises	117,003	[a]	3,056,118
Ixia	158,286	[a]	1,965,912
Littelfuse	53,877		4,878,562
Measurement Specialties	36,778	[a]	2,366,664
Mercury Systems	60,623	[a]	846,297
Methode Electronics	101,302		2,810,117
MTS Systems	31,966		2,060,848

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware &
Equipment (continued)
NETGEAR	91,379	[a]	2,951,542
Newport	103,424	[a]	1,931,960
Oplink Communications	45,066	[a]	772,431
OSI Systems	43,380	[a]	2,421,038
Park Electrochemical	43,156		1,150,539
PC-Tel	50,618		417,599
Plexus	102,426	[a]	4,293,698
Procera Networks	26,210	[a]	242,705
QLogic	220,204	[a]	2,549,962
Rofin-Sinar Technologies	80,079	[a]	1,777,754
Rogers	55,811	[a]	3,349,776
Sanmina	248,451	[a]	5,031,133
ScanSource	90,289	[a]	3,468,000
Super Micro Computer	110,548	[a]	2,250,757
SYNNEX	65,014	[a]	4,380,643
TTM Technologies	154,662	[a]	1,220,283
ViaSat	103,228	[a]	6,628,270
			128,069,631
Telecommunication Services—.6%
8x8	204,374	[a]	1,982,428
Atlantic Tele-Network	35,165		2,080,713
Cbeyond	86,151	[a]	852,033
Cincinnati Bell	439,366	[a]	1,471,876
General Communication, Cl. A	124,143	[a]	1,296,053
Lumos Networks	34,062		449,959
NTELOS Holdings	46,856		646,144
USA Mobility	79,135		1,355,583
			10,134,789
Transportation—1.8%
Allegiant Travel	34,384		4,038,401
Arkansas Best	78,374		3,089,503
Atlas Air Worldwide Holdings	53,205	[a]	1,861,643

24

Common Stocks (continued)	Shares		Value ($)
Transportation (continued)
Forward Air	80,990		3,582,188
Heartland Express	133,798		2,911,444
Hub Group, Cl. A	80,728	[a]	3,604,505
Knight Transportation	171,879		4,078,689
Matson	134,867		3,194,999
Roadrunner Transportation Systems	63,787	[a]	1,571,074
Saia	57,719	[a]	2,376,291
SkyWest	149,698		1,736,497
			32,045,234
Utilities—3.7%
Allete	89,379		4,626,257
American States Water	102,513		3,112,295
Avista	174,635		5,614,515
El Paso Electric	93,743		3,545,360
Laclede Group	68,323		3,239,193
New Jersey Resources	114,346		5,686,427
Northwest Natural Gas	78,135		3,459,036
NorthWestern	102,268		4,947,726
Piedmont Natural Gas	190,448		6,816,134
South Jersey Industries	76,299		4,383,378
Southwest Gas	124,519		6,849,790
UIL Holdings	164,916		6,057,365
UNS Energy	111,116		6,673,627
			65,011,103
Total Common Stocks
(cost $1,213,087,584)			1,748,199,205
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.07%, 6/26/14	585,000	[c]	584,993
0.02%, 9/11/14	20,000	[c]	19,998
Total Short-Term Investments
(cost $604,930)			604,991

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,493,781)	13,493,781 [d]	13,493,781

Total Investments (cost $1,227,186,295)	100.4%	1,762,297,977
Liabilities, Less Cash and Receivables	(.4%)	(7,010,801)
Net Assets	100.0%	1,755,287,176

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Capital Goods	10.1	Diversified Financials	3.6
Banks	7.8	Pharmaceuticals,
Real Estate	7.7	Biotech & Life Sciences	3.4
Technology Hardware & Equipment	7.3	Commercial & Professional Services	3.3
Health Care Equipment & Services	7.2	Food, Beverage & Tobacco	2.5
Software & Services	6.9	Insurance	1.9
Materials	6.5	Transportation	1.8
Retailing	5.4	Food & Staples Retailing	.8
Energy	4.9	Media	.8
Consumer Services	4.2	Short-Term/Money Market Investments	.8
Semiconductors &		Automobiles & Components	.7
Semiconductor Equipment	4.1	Telecommunication Services	.6
Consumer Durables & Apparel	4.0	Household & Personal Products	.4
Utilities	3.7		100.4

† Based on net assets.
See notes to financial statements.

26

STATEMENT OF FINANCIAL FUTURES

April 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2014	($)
Financial Futures Long
Russell 2000 Mini	181	20,337,160	June 2014	(102,709)

See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,213,692,514	1,748,804,196
Affiliated issuers	13,493,781	13,493,781
Cash		722,760
Receivable for investment securities sold		10,487,681
Dividends and interest receivable		989,754
Receivable for shares of Common Stock subscribed		651,951
Receivable for futures variation margin—Note 4		92,639
		1,775,242,762
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3 (b)		721,735
Payable for shares of Common Stock redeemed		17,684,570
Payable for investment securities purchased		1,543,581
Accrued expenses		5,700
		19,955,586
Net Assets ($)		1,755,287,176
Composition of Net Assets ($):
Paid-in capital		1,156,767,999
Accumulated undistributed investment income—net		3,407,466
Accumulated net realized gain (loss) on investments		60,102,738
Accumulated net unrealized appreciation (depreciation)
on investments [including ($102,709) net unrealized
(depreciation) on financial futures]		535,008,973
Net Assets ($)		1,755,287,176
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		60,341,222
Net Asset Value, offering and redemption price per share ($)		29.09

See notes to financial statements.

28

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	11,148,370
Affiliated issuers	8,147
Income from securities lending—Note 1(b)	559,587
Interest	305
Total Income	11,716,409
Expenses:
Management fee—Note 3(a)	2,155,717
Shareholder servicing costs—Note 3(b)	2,155,717
Directors’ fees —Note 3(a,c)	66,075
Loan commitment fees—Note 2	6,788
Total Expenses	4,384,297
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(66,075)
Net Expenses	4,318,222
Investment Income—Net	7,398,187
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	72,175,178
Net realized gain (loss) on financial futures	226,451
Net Realized Gain (Loss)	72,401,629
Net unrealized appreciation (depreciation) on investments	(13,933,651)
Net unrealized appreciation (depreciation) on financial futures	173,954
Net Unrealized Appreciation (Depreciation)	(13,759,697)
Net Realized and Unrealized Gain (Loss) on Investments	58,641,932
Net Increase in Net Assets Resulting from Operations	66,040,119

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
Operations ($):
Investment income—net	7,398,187	15,297,947
Net realized gain (loss) on investments	72,401,629	60,539,012
Net unrealized appreciation
(depreciation) on investments	(13,759,697)	360,029,078
Net Increase (Decrease) in Net Assets
Resulting from Operations	66,040,119	435,866,037
Dividends to Shareholders from ($):
Investment income—net	(12,000,269)	(16,002,743)
Net realized gain on investments	(60,182,072)	(31,995,533)
Total Dividends	(72,182,341)	(47,998,276)
Capital Stock Transactions ($):
Net proceeds from shares sold	319,729,728	592,851,557
Dividends reinvested	70,431,093	45,945,653
Cost of shares redeemed	(257,096,563)	(526,229,862)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	133,064,258	112,567,348
Total Increase (Decrease) in Net Assets	126,922,036	500,435,109
Net Assets ($):
Beginning of Period	1,628,365,140	1,127,930,031
End of Period	1,755,287,176	1,628,365,140
Undistributed investment income—net	3,407,466	8,009,548
Capital Share Transactions (Shares):
Shares sold	10,854,429	23,441,246
Shares issued for dividends reinvested	2,377,558	2,118,524
Shares redeemed	(8,739,425)	(21,090,274)
Net Increase (Decrease) in Shares Outstanding	4,492,562	4,469,496

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2014				Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	29.16		21.95	20.21	18.82	15.04	15.71
Investment Operations:
Investment income—net[a]	.13		.28	.20	.14	.11	.15
Net realized and
unrealized gain (loss)
on investments	1.07		7.88	2.39	1.80	3.80	.45
Total from
Investment Operations	1.20		8.16	2.59	1.94	3.91	.60
Distributions:
Dividends from
investment income—net	(.21)		(.32)	(.11)	(.16)	(.13)	(.23)
Dividends from net realized
gain on investments	(1.06)		(.63)	(.74)	(.39)	—	(1.04)
Total Distributions	(1.27)		(.95)	(.85)	(.55)	(.13)	(1.27)
Net asset value,
end of period	29.09		29.16	21.95	20.21	18.82	15.04
Total Return (%)	4.05	[b]	38.63	13.24	10.29	26.08	5.43
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	.86	[c]	1.13	.97	.68	.65	1.11
Portfolio Turnover Rate	8.44	[b]	20.89	14.64	22.25	20.72	25.48
Net Assets, end of period
($ x 1,000)	1,755,287		1,628,365	1,127,930	1,025,657	1,002,700	804,184

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to match the performance of the Standard & Poor’s ® SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a lia-

32

bility in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official clos-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and

34

sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,743,113,491	—	—	1,743,113,491
Equity Securities—
Foreign
Common Stocks†	5,085,714	—	—	5,085,714
Mutual Funds	13,493,781	—	—	13,493,781
U.S. Treasury	—	604,991	—	604,991
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(102,709)	—	—	(102,709)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At April 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency secu-rities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2014,The Bank of NewYork Mellon earned $139,767 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2013	($)	Purchases ($)	Sales ($)	4/30/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	25,904,984		166,029,595	178,440,798	13,493,781.8

36

Affiliated
Investment	Value			Value	Net
Company	10/31/2013($)	Purchases ($)	Sales ($)	4/30/2014($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	78,759,292	239,216,629	317,975,921	—	—
Total	104,664,276	405,246,224	496,416,719	13,493,781.8

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2013 was as follows: ordinary income

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$17,724,942 and long-term capital gains $30,273,334.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2014, fees reimbursed by the Manager amounted to $66,075.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may

38

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2014, the fund was charged $2,155,717 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $365,770 and Shareholder Services Plan fees $365,770, which are offset against an expense reimbursement currently in effect in the amount of $9,805.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2014, amounted to $236,760,569 and $144,725,272, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2014:

Average Market Value ($)
Equity financial futures	24,169,690

At April 30, 2014, accumulated net unrealized appreciation on investments was $535,111,682, consisting of $575,670,869 gross unrealized appreciation and $40,559,187 gross unrealized depreciation.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance ranked second of the three funds in the Performance Group except the two year period (when it ranked third) and was above the Performance Universe median for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee, actual management fee and

42

total expenses ranked second of the three funds in the Expense Group, and the fund’s actual management fee and total expenses were above the Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

44

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 45

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By        /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 25, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    June 25, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)